Document and Entity Information	12 Months Ended
May 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	true
AmendmentDescription	Second Amendment to 20-F
Document Period End Date	May 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	EDU
Entity Registrant Name	New Oriental Education & Technology Group Inc.
Entity Central Index Key	0001372920
Current Fiscal Year End Date	--05-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	158,379,387

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Current assets
Cash and cash equivalents	$ 428,261	$ 317,260
Restricted cash	3,591	3,374
Term deposits	50,612	152,680
Short term investments	321,182	143,704
Accounts receivable, net of allowance of US$60 and US$48 for 2011 and 2012, respectively	3,794	1,655
Inventory	20,074	18,011
Deferred tax assets	7,316	5,337
Prepaid expenses and other current assets, net	60,546	33,248
Total current assets	895,376	675,269
Property and equipment, net	204,342	160,421
Land use rights, net	3,476	3,502
Prepaid rent and deposit to a related party - non-current	1,449
Long term deposit	12,819	7,826
Long term prepaid rent	2,205	2,789
Prepayment for an acquisition	3,279
Deferred tax assets, non-current	1,238	997
Intangible assets	833	4,976
Goodwill	1,798	7,588
Long term investment	2,002	2
Total assets	1,128,817	863,370
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of US$9,416 and US$8,943 as of May 31, 2011 and 2012, respectively)	8,943	9,518
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of US$67,971 and US$88,681 as of May 31, 2011 and 2012, respectively)	99,773	77,002
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of US$7,050 and US$8,979 as of May 31, 2011 and 2012, respectively)	10,012	7,163
Amounts due to a related party (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of nil and US$164 as of May 31, 2011 and 2012, respectively)	164
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of US$192,481 and US$266,814 as of May 31, 2011 and 2012, respectively)	269,411	194,317
Dividend payable (including dividend payable of the consolidated variable interest entity without recourse to the Company of nil and nil as of May 31, 2011 and 2012, respectively)	50,000
Total current liabilities	438,303	288,000
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entity without recourse to the Company of US$1,081 and US$112 as of May 31, 2011 and 2012, respectively)	112	1,147
Total liabilities	438,415	289,147
Commitments (Note 19)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Statutory reserves	85,253	16,104
Retained earnings	386,971	323,432
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	$ 1,128,817	$ 863,370

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 31, 2012	May 31, 2011
Accounts receivable, allowance	$ 48	$ 60
Accounts payable, consolidated variable interest entity without recourse	8,943	9,416
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	88,681	67,971
Income taxes payable, consolidated variable interest entity without recourse	8,979	7,050
Amounts due to related parties, consolidated variable interest entity without recourse	164	0
Deferred revenue, consolidated variable interest entity without recourse	266,814	192,481
Dividend payable, consolidated variable interest entity without recourse	0	0
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	$ 112	$ 1,081
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,379,387	158,379,387

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
NET REVENUES
Educational programs and services	$ 693,712	$ 508,439	$ 352,857
Books and others	78,006	49,433	33,450
Total net revenues	771,718	557,872	386,307
Operating costs and expenses
Cost of revenues	(304,027)	(222,625)	(147,261)
Selling and marketing	(115,151)	(82,797)	(58,396)
General and administrative	(235,743)	(155,412)	(103,336)
Loss on disposal of subsidiaries		(1,537)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Operating income	116,797	95,501	77,314
OTHER INCOME (EXPENSE), NET
Interest income	25,488	13,017	6,474
Miscellaneous income (expense), net	1,175	1,257	(252)
Income before provisions for income taxes and noncontrolling interest	143,460	109,775	83,536
Provision for income taxes:
Current	(14,027)	(9,390)	(7,845)
Deferred	3,255	1,154	1,871
Provision for income taxes	(10,772)	(8,236)	(5,974)
Net income	132,688	101,539	77,562
Add: Net loss attributable to noncontrolling interest		235	227
Net income	132,688	101,774	77,789
Net income per share attributable to shareholders of New Oriental Education & Technology Group Inc. - basic (Note 17)	$ 0.86	$ 0.66	$ 0.52
Net income per share attributable to shareholders of New Oriental Education & Technology Group Inc. - diluted (Note 17)	$ 0.85	$ 0.65	$ 0.5
Weighted average shares used in calculating basic net income per share	154,627,784	153,253,065	150,952,249
Weighted average shares used in calculating diluted net income per share	156,872,441	156,071,833	154,831,633
Share-based compensation expense included in:
Share-based compensation expense	24,125	15,045	16,183
Cost Of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	216	900	657
Selling And Marketing [Member]
Share-based compensation expense included in:
Share-based compensation expense			117
General And Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 23,909	$ 14,145	$ 15,409

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income [Member]
Beginning Balance at May. 31, 2009		$ 351,484	$ 1,500	$ 166,370	$ 23,403	$ 12,871	$ 147,102	$ 351,246	$ 238
Beginning Balance, shares at May. 31, 2009			153,004,707
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			4,000,000
Issuance of ADS shares for the exercises of employee share options		12,436	28	12,408				12,436
The vesting of non-vested equity shares			6	(6)
Shares repurchase	[1]	(29,996)	(16)	(29,980)				(29,996)
Shares repurchase, shares	[1]		(1,625,320)
Share-based compensation expense		16,183		16,183				16,183
Transfer to statutory reserves						136	(136)
Comprehensive income:
Net income		77,562					77,789	77,789	(227)	77,562
Foreign currency translation adjustment		(91)			(91)			(91)		(91)
Total comprehensive income										77,471
Ending Balance at May. 31, 2010		427,578	1,518	164,975	23,312	13,007	224,755	427,567	11
Ending Balance, shares at May. 31, 2010			155,379,387
Common shares converted to ADS shares for future exercises of share options or non-vested equity shares			3,000,000
Issuance of ADS shares for the exercises of employee share options		6,587	13	6,574				6,587
The vesting of non-vested equity shares			9	(9)
Share-based compensation expense		15,045		15,045				15,045
Transfer to statutory reserves						3,097	(3,097)
Noncontrolling interest of Mingshitang		224							224
Comprehensive income:
Net income		101,539					101,774	101,774	(235)	101,539
Foreign currency translation adjustment		23,250			23,250			23,250		23,250
Total comprehensive income										124,789
Ending Balance at May. 31, 2011		574,223	1,540	186,585	46,562	16,104	323,432	574,223
Ending Balance, shares at May. 31, 2011		158,379,387	158,379,387
Issuance of ADS shares for the exercises of employee share options		790	2	788				790
The vesting of non-vested equity shares			13	(13)
Share-based compensation expense		24,125		24,125				24,125
Transfer to statutory reserves						69,149	(69,149)
Dividend declared	[2]	(50,000)		(50,000)				(50,000)
Comprehensive income:
Net income		132,688					132,688	132,688		132,688
Foreign currency translation adjustment		8,576			8,576			8,576		8,576
Total comprehensive income										141,264
Ending Balance at May. 31, 2012		$ 690,402	$ 1,555	$ 161,485	$ 55,138	$ 85,253	$ 386,971	$ 690,402
Ending Balance, shares at May. 31, 2012		158,379,387	158,379,387

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2010
Shares repurchase approved amount			$ 30,000
Shares repurchase			(29,996)	[1]
Special cash dividend declared per share	$ 0.3
Dividend declared	(50,000)	[2]
Common Shares [Member]
Shares repurchase			$ (16)	[1]
Shares repurchase, shares			(1,625,320)	[1]

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Cash flows from operating activities
Net income	$ 132,688	$ 101,539	$ 77,562
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	26,219	16,407	12,190
Amortization of intangible assets	52	529	79
Amortization of land use rights	87	83	81
Loss on disposal of property and equipment	543	431	214
Impairment of goodwill			76
(Gain) Loss on deconsolidation/ disposal of subsidiaries	(408)	1,537
Share-based compensation expense	24,125	15,045	16,183
Allowance for doubtful accounts	52	55	27
Write off of the amount due from related parties		406
Deferred income taxes	(3,255)	(1,154)	(1,871)
Changes in operating assets and liabilities
Accounts receivables	(2,164)	314	(410)
Prepaid expenses and other current assets	(23,672)	(10,012)	(7,953)
Inventory	(1,753)	91	(1,982)
Long term deposit	(4,861)	(3,859)	(1,645)
Long term prepaid rent	633	(816)	(521)
Accounts payable	(740)	(2,068)	1,746
Accrued expenses and other current liabilities	28,395	19,749	13,857
Income taxes payable	2,854	929	2,023
Deferred revenue	71,794	76,627	32,322
Amounts due to a related party	164	(14)	(88)
Prepaid rent and deposit to a related party	(1,449)
Net cash provided by (used in) operating activities	249,304	215,819	141,890
Cash flows from investing activities
Restricted cash paid for establishing new school subsidiaries	(158)	(2,687)	(43)
Bank deposits maturing over three months	104,802	(7,092)	(78,108)
Investments in held-to-maturity investments	(656,622)	(139,903)
Settlement of held-to-maturity investments	481,477
Purchase of property and equipment	(71,690)	(49,138)	(19,558)
Proceeds from disposal of property and equipment	3,210	1,714	333
Purchase of intangible assets		(415)
Long term investment in Dajie.com Ltd. (Note 13)	(2,000)
Payment for other assets	(1,000)
Proceeds received from disposal of Mingshitang (Note 4)		150
Proceeds received from disposal of Beijing Tomorrow Oriental Technology Co., Ltd. (Note 4)		1,127
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Cash flows from financing activities
Proceeds from issuance of common share upon exercise of share option	945	6,432	12,446
Cash paid for shares repurchased			(29,996)
Net cash provided by (used in) financing activities	945	6,432	(17,550)
Effects of exchange rate changes	4,453	12,057	(83)
Net change in cash and cash equivalents	111,001	36,156	26,332
Beginning balance	317,260	281,104	254,772
Cash and cash equivalents at end of year	428,261	317,260	281,104
Supplement disclosure of cash flow information
Income taxes paid	11,178	7,977	5,823
Non-cash investing and financing activities:
Payable for purchase of property and equipment	7,069	7,475	3,374
Payable for acquisition of Tongwen		193	183
Payable for acquisition of Newave		4,243
Dividend payable	50,000
Tongwen [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired	(193)	(188)	(549)
Newave [Member]
Cash flows from investing activities
Purchase of Business, net of cash acquired		(1,720)
Refund of purchase consideration for Newave net of cash disposed of US$448 (Note 3)	1,752
China Management Software Institute [Member]
Cash flows from investing activities
Prepayment for acquisition of China Management Software Institute (Note 12)	$ (3,279)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (Newave [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Newave [Member]
Purchase of business, cash acquired	$ 72
Refund of purchase consideration for Newave, cash disposed	$ 448

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
May 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental Education & Technology Group Inc. (the “Company”) was established in the British Virgin Islands on August 18, 2004. On January 25, 2006, the Company changed its corporate domicile to the Cayman Islands. The Company, its wholly owned subsidiaries and its variable interest entity, Beijing New Oriental Education & Technology (Group) Co., Ltd. (“New Oriental China”) and its schools and subsidiaries (collectively, the “VIE”), are collectively referred to as the “Group”.

The Group provides educational services in the People’s Republic of China (the “PRC”) primarily under the “New Oriental” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of English and other foreign language training, test preparation courses for admissions and assessment tests in the United States, the PRC and Commonwealth countries, primary and secondary school education, development and distribution of educational content, software and other technology, and online education.

In September 2006, the Company and certain selling shareholders of the Company completed an initial public offering of 34,500,000 American depositary shares (“ADSs”) representing 34,500,000 of the Company’s common shares, on the New York Stock Exchange. In February 2007, the Company and certain selling shareholders of the Company completed an additional public offering of 2,393,596 ADSs representing 2,393,596 common shares. As of May 31, 2012, 158,379,387 ADSs representing 158,379,387 common shares were issued and outstanding. On August 18, 2011, the Company effected a change in the conversion ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of such change has been retroactively reflected in consolidated financial statements.

As of May 31, 2012, details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post-secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education
Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education
Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education
Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education
Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education
Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education
Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education
Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High School”)	October 27, 2008	PRC	N/A	Primary secondary school education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd	September 8, 2011	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Company’s offshore holding companies are not educational institutions and do not provide educational services outside China. In addition, in the PRC, foreign ownership of high schools for students in grades ten to twelve is restricted and foreign ownership of primary and middle schools for students in grades one to nine is prohibited. Accordingly, the Company’s offshore holding companies are not allowed to directly own and operate schools in China. The Company conducts substantially all of its education business in China through contractual arrangements with its VIE, New Oriental China and its schools and subsidiaries. Since the operations of New Oriental China and the schools are closely interrelated and almost indistinguishable from one another, the risks and rewards associated with their operations are substantially the same. In addition, the Company consolidates New Oriental China, its schools and subsidiaries as disclosed. Therefore, the Company aggregates the disclosures related to New Oriental China and New Oriental China’s schools and subsidiaries as variable interest entities and referred to them as “the VIE” in the Company’s consolidated financial statements. The VIE holds the requisite licenses and permits necessary to conduct the Company’s education business. In addition, the VIE holds leases and other assets necessary to operate the Company’s schools and learning centers, employs teachers and generates substantially of the Company’s revenues. The Company and its wholly owned subsidiaries in China (the “WFOEs”) have entered into the following contractual arrangements with New Oriental China, New Oriental China’s schools and subsidiaries and New Oriental China’s shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the exclusive option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the exclusive option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive option agreement. A simple majority vote of the Company’s board of directors is required to pass a resolution to exercise the Company’s rights under the exclusive option agreement, for which Mr. Yu’s consent is not required. The Company’s rights under the exclusive option agreement give the Company the power to control the shareholder of New Oriental China and thus the power to direct the activities that most significantly impact the schools’ economic performance given that New Oriental China has the power to direct the activities of the schools via its sponsorship interest. In addition, the Company’s rights under the powers of attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Service agreements. There are four types of service agreements: (i) trademark license agreements, (ii) new enrollment system development service agreements, (iii) other operating service agreements, and (iv) sale of educational software agreements.

(i) Trademark license agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the Company as the licensor and New Oriental China as the licensee, the Company has licensed the trademarks to New Oriental China for its use in China. The Company has also allowed New Oriental China to enter into sub-license agreements with its schools and subsidiaries pursuant to which each of the schools and subsidiaries may use the trademarks in China by paying license fees. This license is valid from May 14, 2006 to December 31, 2050, subject to the renewal every ten years upon the expiration of the trademark registration. Pursuant to the second trademark license agreement dated December 20, 2010 entered into between Shanghai Smart Words as the licensor and a subsidiary of New Oriental China as the licensee, Shanghai Smart Words has granted a license to a subsidiary of New Oriental China to use certain trademarks for a license fee equal to 5% of the licensee’s monthly revenues. The term of this license is two years and is automatically renewed unless otherwise terminated by Shanghai Smart Words.

(ii) New enrollment system development service agreements. Beijing Decision has entered into new enrollment system service agreements with the schools of New Oriental China, under which Beijing Decision agreed to provide new enrollment system development and regular maintenance services to those schools of New Oriental China for a fee equal to the applicable fee rate multiplied by the number of new student enrollments. These agreements can be renewed by both parties to the agreements.

(iii) Other operating service agreements. Pursuant to operating service agreements between certain WFOEs and the schools or the subsidiaries of New Oriental China, the WFOEs have agreed to provide certain operating services to the schools or the subsidiaries of New Oriental China for fees that are calculated based on a percentage, ranging from 2.0% to 6.0%, of respective revenues of each of the schools and subsidiaries. A majority of these agreements provide unlimited two-year or five-year automatic renewal without consent of the WFOEs. The remaining agreements can be renewed by both parties to the agreements.

(iv) Sale of educational software agreements. Four WFOEs, namely Beijing Hewstone, Beijing Pioneer, Beijing Smart Wood and Shanghai Smart Words, entered into agreements whereby the WFOEs sell various self-developed educational software to the schools or subsidiaries of New Oriental China. Except for four agreements that are silent on renewal, these agreements provide unlimited two-year automatic renewal terms, schools and subsidiaries of New Oriental China cannot terminate the agreements without the consent of the WFOEs in China.

Equity pledge agreement. Pursuant to the equity pledge agreements dated May 25, 2006 among New Oriental China, all of the shareholders of New Oriental China, Beijing Hewstone and Beijing Decision, each shareholder of New Oriental China agreed to pledge his or its equity interest in New Oriental China to Beijing Hewstone and Beijing Decision to secure the performance of the VIE’s obligations under the existing service agreements and any such agreements to be entered into in the future. The shareholders of New Oriental China agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in New Oriental China without the prior written consent of Beijing Decision and Beijing Hewstone.

In January 2012, ten former shareholders of New Oriental China completed the transfer, for no consideration, of all of their equity interests in New Oriental China to Century Friendship, a PRC domestic enterprise controlled by the Company’s founder, chairman and chief executive officer, Mr. Michael Minhong Yu (“Mr. Yu”). Prior to the transfer, Century Friendship had held 53% of the equity interests in the New Oriental China while the ten former shareholders of New Oriental China held the remaining equity interests. In connection to the transfer, five new equity pledge agreements dated April 23, 2012 were entered into among New Oriental China, Century Friendship and five WFOEs, whereby Century Friendship has agreed to pledge all of its equity interests in New Oriental China to the WFOEs to secure the VIE’s performance of their obligations under the trademark license agreements, new enrollment system development service agreements, other operating service agreements and sale of educational software agreements. Century Friendship has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on its equity interests in New Oriental China without the prior written consents of the WFOEs. The terms of the April 2012 equity pledge agreements are substantially the same as the 2006 agreements.

Exclusive option agreements. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the Company, New Oriental China and its shareholders, the shareholders of New Oriental China are obligated to sell to the Company, and the Company have an exclusive, irrevocable and unconditional right to purchase, or cause the shareholders of New Oriental China to sell to the Company’s designated party, in the Company’s sole discretion, part or all of the shareholders’ equity interests in New Oriental China when and to the extent that applicable PRC law permits the Company to own part or all of such equity interests in New Oriental China. In addition, pursuant to the exclusive option agreements, the Company has an exclusive, irrevocable and unconditional right to request any existing shareholder of New Oriental China to transfer all or part of the equity interest in New Oriental China held by such shareholder to another PRC person or entity designated by the Company at any time in the discretion. The price to be paid by the Company or a PRC person or entity designated by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs. As a result of the ten former shareholders of New Oriental China transferring all of their equity interests in New Oriental China to Century Friendship in January 2012, Century Friendship executed a new option agreement with Shanghai Smart Words and New Oriental China on April 23, 2012. The terms of this new option agreement are substantially the same as the 2006 agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with New Oriental China and its schools and subsidiaries and its current sole shareholder are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	discontinue or restrict the operations of any related-party transactions among the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate New Oriental China and its schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over New Oriental China and its schools and subsidiaries and its shareholder, and it may lose the ability to receive economic benefits from New Oriental China and its schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or New Oriental China or its schools or subsidiaries.

Mr. Yu is the controlling shareholder of Century Friendship, which owns all of the equity interests in New Oriental China and Mr. Yu is also a beneficial owner of the Company. The interests of Mr. Yu as the beneficial owner of New Oriental China may differ from the interests of the Company as a whole, since Mr. Yu is only one of the beneficial shareholders of the company, holding 15.1% of the total common shares issued and outstanding as of May 31, 2012. The Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as a beneficial owner and director of New Oriental China, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as a beneficial shareholder of New Oriental China should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In addition, the current sole shareholder of the New Oriental China is also a beneficial owner of the Company and therefore has no current interest in seeking to act contrary to the contractual arrangements. However, to further protect the investors’ interest from any risk that the shareholders of the New Oriental China may act contrary to the contractual arrangements, the Company, through the five WFOEs, Beijing Hewstone, Beijing Decision, Beijing Pioneer, Beijing Smart Wood and Shanghai Smart Words, entered into five revocable powers of attorney with Century Friendship on April 23, 2002. Through these powers of attorney, Century Friendship entrusted the five WFOEs as its proxy to exercise its rights as the shareholder of New Oriental China with respect to an aggregate of 100% of the equity interests in New Oriental China. The term of the powers of attorney is unspecified.

The following financial statement balances and amounts of the VIE were included in the accompanying consolidated financial statements:

	As of May 31,
	2011	2012
	US$	US$

Total current assets	358,294	466,827
Total non-current assets	178,967	215,306

Total assets	537,261	682,133

Total current liabilities	276,918	373,581
Total non-current liabilities	1,081	112

Total liabilities	277,999	373,693

	Year ended May 31,
	2010	2011	2012
	US$	US$	US$

Net revenues	382,189	542,043	750,384
Net income	105,511	131,249	158,796
Net cash provided by operating activities	86,467	156,088	238,037
Net cash used in investing activities	(69,794)	(152,840)	(150,401)
Net cash provided by financing activities	—	—	—

The VIE contributed an aggregate of 98.9%, 97.2% and 97.2% of the consolidated net revenues for the year ended May 31, 2010, 2011 and 2012, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its kindergarten programs and the leasing of its commercial property. As of the fiscal years ended May 31, 2011 and 2012, the VIE accounted for an aggregate of 62.2% and 60.4%, respectively, of the consolidated total assets, and 96.2% and 85.2%, respectively, of the consolidated total liabilities. The assets not associated with the VIE primarily consist of cash and cash equivalent, term deposits and short-term investments.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 23 for disclosure of restricted net assets.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
May 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its WFOEs and its VIE. The Company and its WFOEs have entered into contractual arrangements with the VIE and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, economic lives and impairment of property and equipment, impairment of trademark and goodwill, and fair value of share-based awards. Actual results could differ from those estimates.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For contingent consideration related to acquisitions made prior to June 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Short-term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Group’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted cash

Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries.

Allowance for doubtful accounts

Accounts receivable represent amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Group’s estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of an allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2011	2012
	US$	US$

Beginning balance	69	60
Charge during the year	47	52
Written-off	(56)	(64)

Ending balance	60	48

Inventory

Inventory is stated at the lower of cost or market value.

Land use rights

Land use rights are recorded at cost and amortized on a straight-line basis over the 50 year term of the land certificate.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2010, 2011 and 2012.

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group performs the annual impairment tests on May 31 of each year. The Group recognized an impairment loss of US$76, nil and nil on goodwill and other intangible assets not subject to amortization during the years ended May 31, 2010, 2011 and 2012, respectively.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, license and coursewares, and are carried at cost, less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected economic lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Courseware	1 year

Long-term investments

Long-term investments consist of investments in the stock of investees for which the Group does not have the ability to exercise significant influence over operating and financial policies of an investee. These investments are carried at cost and are adjusted for other-than-temporary declines in fair value of the investment and distributions of earnings. The Group periodically reviews its long-term investments for other-than-temporary impairment. The Group considers available quantitative and qualitative factors, such as reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs, in evaluating the potential impairment of its long-term investments. The Group did not record impairment losses on its long-term investments during the years ended May 31, 2010, 2011 and 2012.

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, scholarships, and refunds. Business tax amounted to US$14,619, US$18,966 and US$26,692 for the years ended May 31, 2010, 2011 and 2012, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2010, 2011 and 2012. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

The Group expenses advertising costs as they are incurred. Total advertising expenses were US$17,942, US$21,376 and US$28,960 for the years ended May 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to compliance with any past or future conditions, there are no performance conditions or conditions of use, and are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$251, US$1,028 and US$971 for the years ended May 31, 2010, 2011 and 2012, respectively.

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries, New Oriental China and its schools and subsidiaries located in the PRC are maintained in its local currency, RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The functional currency of the Company’s subsidiaries in Hong Kong is the U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$383,572 and US$400,183 at May 31, 2011 and 2012, respectively.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a non-recurring basis as of May 31, 2011 and 2012.

The Group had the following financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2011:

	May 31, 2011
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$

Liabilities:
Contingent consideration for acquisition of Newave	—	—	4,243	4,243

Total	—	—	4,243	4,243

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2012.

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments and accounts receivable. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable and amount due from/to related parties approximate their fair values due to the short-term maturities of these instruments.

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2012, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2010, 2011 and 2012.

Recently adopted accounting pronouncements

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805-Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The Group applied the disclosure requirements of this pronouncement for business combinations consummated in periods beginning June 1, 2011, which did not have significant impact on its consolidated financial condition or results from operations.

Recently issued accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

•

Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. The amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. The Group does not expect the adoption of these pronouncements to have a significant impact on its consolidated financial condition or results from operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

Business Acquisition and Deconsolidation of Newave	12 Months Ended
May 31, 2012
Business Acquisition and Deconsolidation of Newave
3.	BUSINESS ACQUISITION AND DECONSOLIDATION OF NEWAVE

On September 1, 2010, the Group acquired a 100% equity interest in Shanghai Huangpu District Newave Education Training Center, a Shanghai based private school that specialized in tutoring English for K-12 students. The acquisition further extended the Group’s market position in Shanghai. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Of the total consideration of US$6,035, US$4,243 was contingent consideration that was subject to adjustment based on Newave achieving certain performance targets during the period from September 1, 2010 to August 31, 2011. The contingent consideration was recognized as a liability and measured at its fair value at the acquisition date. When settled, the contingent consideration amount can range between nil to US$11,577. There was no change in the fair value of the contingent consideration from the acquisition date and as of May 31, 2011.

For the year ended May 31, 2011, Newave contributed US$4,757 to consolidated net revenues and had a net loss of US$15. The unaudited pro forma information of the acquisition as if the acquisition had occurred on June 1, 2011 and 2010 is not presented because the Group believes it is impracticable to do so.

Due to breach of contract by the seller of Newave, the Group lost its control over Newave and submitted an arbitration petition to the China International Economic and Trade Arbitration Commission (“CTETA”) seeking for full refund of the purchase consideration paid in August 2011. As a result, the Group deconsolidated Newave in August 2011. In December 2011, a conciliatory agreement was reached between the Group and the seller under the mediation of CTETA that the seller shall return to the Group the full investment of US$2,200 which was collected before May 31, 2012. A gain on deconsolidation of Newave of US$408 was recognized as the carrying amount of Newave at the time of deconsolidation was less than the original investment cost.

Disposal of Subsidiaries	12 Months Ended
May 31, 2012
Disposal of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Mingshitang

In April 2011, the Company sold 60% equity interest in Mingshitang to Mr. Ma Yonggang, the noncontrolling shareholder of Mingshitang, for a cash consideration of US$460, resulting in a loss of US$1,177. The loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Disposal of Tomorrow Oriental

In May 2011, the Company sold 100% equity interest in Tomorrow Oriental to Mr. Huang Binliang, the general manager of Tomorrow Oriental, for a cash consideration of US$1,127, resulting in a loss of US$360. The loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)

Short-Term Investments	12 Months Ended
May 31, 2012
Short-Term Investments
5.	SHORT-TERM INVESTMENTS

Short-term investments consist of various fixed-income financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with interest rates ranging from 3.35% to 8.5%. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are equal to or less than one year. The repayment of most of the financial products is guaranteed by the Chinese banks from which the fixed income financial products were purchased. Historically, the Group has received the principal and accrued interest in full upon maturity of these investments.

All of the Group’s held-to-maturity investments are stated at amortized costs. While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. Therefore, there is no unrecognized holding gain or loss. The Group reviews its held-to-maturity investments for other-than-temporary impairment based on specific identification. No other-than-temporary impairment was recognized for the year ended May 31, 2012.

Short-term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Held-to-maturity investments	143,704	321,182

INVENTORY	12 Months Ended
May 31, 2012
INVENTORY
6.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Course materials in schools	6,218	6,620
Publications in bookstores	11,793	13,454

	18,011	20,074

A valuation allowance was not considered necessary because inventory was marked down to the lower of cost or market value, in the amount of US$526 and US$449, for the years ended May 31, 2011 and 2012, respectively.

Prepaid Expenses And Other Current Assets	12 Months Ended
May 31, 2012
Prepaid Expenses And Other Current Assets
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Prepaid rent	11,659	23,646
Advances to suppliers	6,952	12,157
Interest receivable	5,980	5,321
Receivable from the settlement bank for the proceeds of exercise of options	155	3,852
Prepaid advertising fees	1,314	3,318
Staff advances (a)	2,888	3,082
Rental deposit	1,408	1,184
Value added taxes recoverable	1,076	1,139
Prepaid property taxes and other taxes	194	686
Receivable from disposal of Mingshitang	310	314
Refundable deposit for school construction	154	179
Others (b)	1,158	5,668

	33,248	60,546

(a)	Staff advances are provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Intangible Assets	12 Months Ended
May 31, 2012
Intangible Assets
8.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	310	315
Courseware	57	49
Student base	3,045	—
License	422	415

	5,590	1,036

Accumulated amortization:
Trademark	(85)	(118)
Courseware	(55)	(49)
Student base	(457)	—
License	(17)	(36)

	(614)	(203)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	225	197
Courseware	2	—
Student base	2,588	—
License	405	379

	4,976	833

In connection to the deconsolidation of Newave during the year ended May 31, 2012, an indefinite life trademark, courseware, student base and license intangible assets with net balances of US$1,527, US$2, US$2,630 and US$5, respectively, were deconsolidated.

Amortization expenses for the intangible assets for the years ended May 31, 2010, 2011 and 2012 were US$79, US$529 and US$52, respectively. As of May 31, 2012, the Group expects to record amortization expenses related to intangible assets US$52 for each of the next five years and US$316 thereafter.

GOODWILL	12 Months Ended
May 31, 2012
GOODWILL
9.	GOODWILL

	As of May 31,
	2011	2012
	US$	US$

Costs:
Beginning balance	2,894	7,588
Payment of contingent consideration associated with acquisition of Tongwen	193	—
Acquisition of Newave	5,537	—
Disposal of Mingshitang	(1,378)	—
Deconsolidation of Newave	—	(5,820)
Exchange of difference	342	30

Ending balance	7,588	1,798

Accumulated goodwill impairment loss:
Beginning balance	76	—
Disposal of Mingshitang	(76)	—

Ending balance	—	—

Goodwill, net	7,588	1,798

Goodwill is associated with entities included in the language training and test preparation courses segment.

Property And Equipment	12 Months Ended
May 31, 2012
Property And Equipment
10.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Buildings	104,994	118,830
Transportation equipment	6,177	7,051
Furniture and education equipment	38,794	50,106
Computer equipment and software	15,210	20,525
Leasehold improvements	56,961	90,739

	222,136	287,251
Less: accumulated depreciation and amortization	(64,523)	(88,255)
Construction in-process	2,808	5,346

	160,421	204,342

Depreciation and amortization expense for the years ended May 31, 2010, 2011 and 2012 was US$12,190, US$16,407 and US$26,219, respectively.

Land Use Rights	12 Months Ended
May 31, 2012
Land Use Rights
11.	LAND USE RIGHTS

Land use rights consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Land use rights	3,980	3,980
Less: accumulated amortization	(660)	(747)
Exchange differences	182	243

Land use rights, net	3,502	3,476

Amortization expense for land use rights for the years ended May 31, 2010, 2011 and 2012 was US$81, US$83 and US$87, respectively. The Group expects to recognize US$87 in amortization expense for each of the next five years and US$3,041 thereafter.

Prepayment for an Acquisition	12 Months Ended
May 31, 2012
Prepayment for an Acquisition
12.	PREPAYMENT FOR AN ACQUISITION

In April 2012, we signed an agreement with a third party to acquire a 100% equity interest in China Management Software Institute, a software teaching school, for US$18,000. A deposit of US$3,279 has been paid as of May 31, 2012. The consummation of the acquisition was subject to the regulatory approval of the transfer of the teaching permit and business license, which was received in September 2012, at which time the acquisition was closed.

Long Term Investment	12 Months Ended
May 31, 2012
Long Term Investment
13.	LONG TERM INVESTMENT

Long term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Talent Boom Group Ltd. (“Talent Boom”)	2	2
Dajie.com Ltd. (“Dajie.com”)	—	2,000

	2	2,002

In December 2006, the Group acquired 20% interest in Talent Boom. The Group has no representation on Talent Boom’s board of directors or its management and does not have the ability to exercise significant influence over the operating and financial policies of Talent Boom. Accordingly, the investment in Talent Boom was accounted for as a cost-method investment.

In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest is not readily determinable and the Group does not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com has been accounted for as a cost-method investment.

Accrued Expenses And Other Current Liabilities	12 Months Ended
May 31, 2012
Accrued Expenses And Other Current Liabilities
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Accrued payroll	36,143	51,537
Refundable incidental expenses received from students	5,865	8,338
Payable for purchase of property and equipment	7,475	7,069
Business taxes payable	5,221	5,639
Individual taxes withholding	2,299	5,060
Amounts reimbursable to employees (a)	3,030	3,747
Rent payable	2,531	3,279
Accrued advertising fees	1,861	2,314
Refundable deposit (b)	1,203	2,157
Welfare payable	1,892	1,952
Royalty fees payable (c)	464	1,771
Accrued professional service fees	628	1,140
Other taxes payable	353	897
Value added taxes payable	623	796
Contingent consideration associated with acquisition of Tongwen	193	—
Contingent consideration associated with acquisition of Newave	4,243	—
Others (d)	2,978	4,077

Total	77,002	99,773

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.

SHARE-BASED COMPENSATION	12 Months Ended
May 31, 2012
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	22.00

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$
Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11

Total	5,043,316

In February 2007, October 2007, October 2008, March 2009 and January 2011, the Company transferred 4,000,000, 2,000,000, 3,000,000, 4,000,000 and 3,000,000 common shares, respectively, to its depositary bank, to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares (“NES”). As of May 31, 2012, 9,453,095 common shares out of these 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options and 3,659,524 NES had been issued to employees upon the vesting of their shares. 2,887,381 common shares remain for future issuance.

2006 Share Incentive Plan

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group’s management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

The exercise price of share options is at least 100% of the fair value of the common shares on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month vesting increments per year.

The Company recorded share-based compensation of US$16,183, US$15,045 and US$24,125 during the years ended May 31, 2010, 2011 and 2012, respectively.

Share options

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2009	6,279,816	5.01
Exercised	(2,761,980)	4.50
Forfeited	(24,844)	7.71

Options outstanding at May 31, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	22.00
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Options vested and expect to vest at May 31, 2012	4,965,855	15.11	7.36	56,603

Options exercisable at May 31, 2012	2,076,297	5.53	4.20	43,571

The total intrinsic value of share options exercised during the years ended May 31, 2010, 2011 and 2012 were US$40,084, US$25,114 and US$4,121, respectively. The weighted average grant date fair value of share options granted during the years ended May 31, 2010, 2011 and 2012 was nil, nil and US$10.33, respectively. As of May 31, 2012, total unrecognized compensation expense relating to unvested share options of US$26,497 is expected to be recognized over a weighted average period of 2.63 years.

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	US$22.36
Exercise price	US$22.00
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

(a)	Volatility

The volatility of the underlying ordinary shares during the life of the share options was estimated based on the Company’s historical stock price volatility over a period commensurate to the expected term of the share options.

(b)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of US$ denominated China international government bonds with a maturity period commensurate with the contractual life of the share options.

(c)	Dividend yield

The dividend yield was estimated based on the Company’s expected dividend distributions during a period commensurate with the contractual life of the share options.

(d)	Exercise price

The exercise price of the share options was determined by the Company’s board of directors, which is generally quoted market price of the Company’s ordinary shares on the date of grant.

(e)	Fair value of underlying ordinary shares

The fair value of the ordinary shares underlying the share options is the quoted market price of the Company’s ordinary shares on the date of grant.

(f)	Life of option

The life of the share option is based on the stated contractual life of the share options.

(g)	Number of nodes

This number divides the life to expiration into a number of equal time slots. It determines the number of level in the binomial tree.

(h)	Exercise multiple

A ratio of the stock price to the contractual strike price at which point it is assumed that the share option will be exercised prior to expiration

(i)	Forfeiture rate

The Company’s estimate based on historical employee turnover.

NES

In June 2009, the Company granted 316,200 NES to employees which vested between November 2009 to August 30, 2010.

In May 2010, the Company granted 556,848 NES to employees which will vest between June 2010 to June 2015.

In June 2011, the Company granted 811,020 NES to employees which will vest between November 2011 to May 2014.

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2009	1,840,248	12.90
Granted	873,048	19.35
Vested	(647,364)	13.13
Forfeited	(13,124)	12.75

NES outstanding at May 31, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47

NES vested and expect to vest at May 31, 2012	491,125	20.41

The total fair value of shares vested during the year ended May 31, 2012 was US$27,547. The weighted average grant date fair value of NES granted during the years ended May 31, 2010, 2011 and 2012 was US$19.35, $nil and US$25.11, respectively. As of May 31, 2012, total unrecognized compensation expense for NES of US$8,446 is expected to be recognized over a weighted average period of 0.99 years.

Income Taxes	12 Months Ended
May 31, 2012
Income Taxes
16.	INCOME TAXES

Significant components of provision for income taxes for the years ended May 31, 2010, 2011 and 2012 were as follows:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Current:
PRC	7,845	9,390	14,027

Deferred:
PRC	(1,871)	(1,154)	(3,255)

Total provision for income taxes	5,974	8,236	10,772

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries Smart Shine, Winner Park and Elite Concept are located in Hong Kong and are subject to an income tax rate of 16.5% for taxable income earned in Hong Kong. These subsidiaries recorded income tax expense of US$208, US$300 and US$11 during the years ended May 31, 2010, 2011 and 2012, respectively.

On March 16, 2007, the National People’s Congress adopted the Enterprise Income Tax Law (the “New EIT Law”), which became effective on January 1, 2008 and replaced the existing separate income tax laws for domestic enterprises and foreign-invested enterprises. Since January 1, 2008, the Company’s PRC subsidiaries, New Oriental China and its schools and subsidiaries are subject to the 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment.

Enterprises that qualify as a high and new technology enterprise (“HNTE”) after January 1, 2008 are subject to a tax rate of 15% as long as they continue to qualify as HNTE. Beijing Decision, Beijing Hewstone and Xuncheng enjoyed a “3-year half rate” since January 1, 2008, and qualified as HNTE in Beijing for three years commencing from January 1, 2008. As a result, they were subject to a 7.5% tax rate from January 1, 2008 through December 31, 2010 and 15% thereafter.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. Beijing Pioneer and Shanghai Smart Words qualified as NESE and were exempt from income taxes from January 2010 through December 31, 2011, and from January 2011 through December 31, 2012, respectively, and a tax rate of 12.5% through December 31, 2014, and through December 31, 2015, respectively. Beijing Smart Wood satisfies the criteria to be considered a NESE but this status is subject to the approval respective tax authorities scheduled for the end of calendar year ending December 31, 2012; upon approval, Beijing Smart Wood would be exempt from income taxes from January 1, 2012 through December 31, 2013 followed by a 12.5% tax rate through December 31, 2016.

Beijing Haidian School was not required by the governing tax bureau to pay any EIT since its establishment through May 31, 2012. If Beijing Haidian School is required to pay EIT in future, this could have material impact to the financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2011	2012
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	52	49
Accrued expenses	5,451	7,847

Total current deferred tax assets	5,503	7,896
Less: valuation allowance	(166)	(580)

Current deferred tax assets, net	5,337	7,316

Non-current deferred tax assets
Net operating loss carry-forwards	2,718	6,581
Pre-operating expenses	3	1

Total non-current deferred tax assets	2,721	6,582
Less: valuation allowance	(1,724)	(5,344)

Non-current deferred tax assets, net	997	1,238

Non-current deferred tax liabilities
Acquired intangible assets	(1,147)	(112)

Total non-current deferred tax liabilities	(1,147)	(112)

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE may not be used to offset other subsidiaries’ earnings within the Group.

The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe will ultimately be realized, was US$5,344 as of May 31, 2012, or an increase of US$3,620 from US$1,724 as of May 31, 2011.

As of the year ended May 31, 2012, the Group had net operating loss carried forward of US$27,583 from New Oriental China and its schools and subsidiaries, which will expire on various dates from May 31, 2013 to May 31, 2017.

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2010, 2011 and 2012:

	Years ended May 31,
	2010	2011	2012
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.96	5.99	3.58
Effect of differential tax rate other than tax holiday	(0.56)	(0.83)	0.11
Effect of tax holiday	(23.43)	(22.63)	(23.99)
Changes in valuation allowance	1.18	(0.03)	2.81

Total provision for income taxes	7.15	7.50	7.51

If the tax holidays granted to Beijing Decision, Beijing Hewstone, Beijing Smart Wood, Shanghai Smart Words, Beijing Pioneer and current tax treatments on certain schools and subsidiaries of New Oriental China were not available, the Group’s income tax expense would have increased by US$19,498, US$24,842 and US$34,416, the basic net income per share attributable to the Company would decrease by US$0.13, US$0.16 and US$0.22 for the years ended May 31, 2010, 2011 and 2012, respectively, and the diluted net income per share attributable to the Company would decrease by US$0.12, US$0.16 and US$0.22 for the years ended May 31, 2010, 2011 and 2012, respectively.

Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on its worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution was US$395,534 and US$483,100 as of May 31, 2011 and May 31, 2012, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIE does not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2010, 2011 and 2012. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.

Net Income Per Share	12 Months Ended
May 31, 2012
Net Income Per Share
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	77,789	101,774	132,688

Net income available for future distribution	77,789	101,774	132,688

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	150,952,249	153,253,065	154,627,784

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	3,879,384	2,818,768	2,244,657

Weighted average common shares outstanding used in computing diluted net income per share	154,831,633	156,071,833	156,872,441

Net income per share attributable to shareholders of the Company - basic	0.52	0.66	0.86

Net income per share attributable to shareholders of the Company - diluted	0.50	0.65	0.85

As of May 31, 2012, the Company has transferred 16,000,000 common shares to a depository bank reserved for employees and non-employees upon the exercise of their vested share options or upon the vesting of their NES, of which 13,112,619 common shares have been issued and 2,887,381 common shares are reserved for future issuance. The 2,887,381 common shares have been excluded in computing basic and diluted net income per share.

Nil, nil and 3,060,000 employee stock options have been excluded from the dilutive share calculation for the years ended May 31, 2010, 2011 and 2012, respectively, as their effects were anti-dilutive.

Related Party Transaction	12 Months Ended
May 31, 2012
Related Party Transaction
18.	RELATED PARTY TRANSACTION

The Group had the following balances and transaction with related parties:

			Prepaid rent and deposit to a related party - non-current As of May 31,		Amounts due to a related party - current As of May 31,
	Notes	Relationship	2011	2012	2011	2012
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	1,449	—	164

				Rental expense For the year ended May, 31
				2010	2011	2012
				US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		—	—	722

Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Michael Minhong Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2012, the amounts due from Metropolis Holding China Limited were US$1,400 which represented prepaid rent and deposit for the building, and amount due to Metropolis Holding China Limited was US$200 which represented rental payment payable. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.

Commitments	12 Months Ended
May 31, 2012
Commitments
19.	COMMITMENTS

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2012:

Continuing operations
US$

Years ending May 31:
2013	106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816

468,371

Rent expense for the years ended May 31, 2010, 2011 and 2012 related to all cancelable and non-cancelable leases were US$46,856, US$73,509 and US$107,384, respectively.

Capital commitments

As of May 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,266
Capital commitment for leasehold improvements	5,199

6,465

Segment Information	12 Months Ended
May 31, 2012
Segment Information
20.	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The six operating segments are identified as language training and test preparation, primary and secondary school education, on-line education, content development and distribution, post-secondary education and overseas study consulting services. Language training and test preparation and primary and secondary education have been identified as reportable segments. Online education, content development and distribution, post-secondary education and overseas study consulting services operating segments were aggregated as others because individually they do not exceed the 10% quantitative threshold.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2010

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	337,209	9,860	39,238	386,307

Operating costs and expenses:
Cost of revenues	(127,069)	(5,532)	(13,991)	(146,592)
Selling and marketing	(42,985)	(211)	(8,916)	(52,112)
General and administrative	(61,992)	(2,720)	(6,924)	(71,636)
Unallocated corporate expenses	—	—	—	(38,653)

Total operating costs and expenses	(232,046)	(8,463)	(29,831)	(308,993)

Operating income	105,163	1,397	9,407	77,314

Segment assets	229,900	43,542	61,708	335,150
Unallocated corporate assets	—	—	—	261,270

Total assets	229,900	43,542	61,708	596,420

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	485,563	13,766	58,543	557,872

Operating costs and expenses:
Cost of revenues	(191,375)	(6,398)	(23,952)	(221,725)
Selling and marketing	(62,320)	(637)	(13,469)	(76,426)
General and administrative	(104,391)	(4,145)	(10,672)	(119,208)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(358,086)	(11,180)	(48,093)	(460,834)

Loss on disposal of subsidiaries				(1,537)

Operating income	127,477	2,586	10,450	95,501

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	663,504	17,757	90,457	771,718

Operating costs and expenses:
Cost of revenues	(256,132)	(8,160)	(39,519)	(303,811)
Selling and marketing	(78,646)	(1,335)	(19,481)	(99,462)
General and administrative	(158,655)	(5,532)	(14,967)	(179,154)
Unallocated corporate expenses	—	—	—	(72,494)

Total operating costs and expenses	(493,433)	(15,027)	(73,967)	(654,921)

Operating income	170,071	2,730	16,490	116,797

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

The Group primarily operates in the PRC. All of the identifiable assets of the Group are located in the PRC.

Mainland China Contribution Plan	12 Months Ended
May 31, 2012
Mainland China Contribution Plan
21.	MAINLAND CHINA CONTRIBUTION PLAN

The Group’s full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$9,439, US$16,865 and US$27,744 for the years ended May 31, 2010, 2011 and 2012, respectively.

Statutory Reserve	12 Months Ended
May 31, 2012
Statutory Reserve
22.	STATUTORY RESERVE

Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and VIE in the PRC must make appropriations from after-tax profit to non-distributable reserve funds as determined by the Board of Directors of each company. These reserves include (i) general reserve and (ii) the development fund.

Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. During the year ended May 31, 2012, $2,453 was deducted from the general reserve to adjust for excess appropriations made in prior periods.

PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. During the year ended May 31, 2012, appropriations to the development fund amounted to $71,602, for which $57,377 is attributed to periods prior to fiscal year 2012.

These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income. The Group allocated US$136, US$3,097 and US$69,149 to statutory reserves during the years ended May 31, 2010, 2011 and 2012, respectively. The statutory reserves cannot be transferred to the Company in the form of loans or advances and are not distributable as cash dividends except in the event of liquidation.

The Company did not make appropriations to the development fund reserves for the years ended May 31, 2010, 2011 or any periods prior to that; however, in the year ended May 31, 2012, all of the under-reserved amounts for all prior periods’ development fund, together with the amount that shall have been appropriated for fiscal year 2012, have been appropriated. During the year ended May 31, 2012, appropriations to the development fund amounted to $71,602, for which $57,377 was attributed to periods prior to fiscal year 2012.

Restricted Net Assets	12 Months Ended
May 31, 2012
Restricted Net Assets
23.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs and VIE from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. The balance of restricted net assets was $159,253 and $177,194, of which $119,652 and $135,517 was attributed to the paid in capital and statutory reserves of the VIE and $39,601 and $41,677 was attributed to the paid in capital and statutory reserves of the WFOEs, as of May 31, 2011 and 2012, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIE’s revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.

SUBSEQUENT EVENTS	12 Months Ended
May 31, 2012
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

In July 2012, the Group agreed to sell the assets and liabilities of Elite English, which operates high-end, personalized, advanced English language training for high-income working professionals and other adults in large developed cities, to Mr. Yunkai Weng, an employee and the head of Elite English for US$5,500.

On July 13, 2012, the Company was informed that the U.S. Securities & Exchange Commission, (“the SEC”), had issued a formal order of investigation captioned “In the Matter of New Oriental Education & Technology Group Inc.”. The SEC’s enforcement staff has requested documents and information concerning the basis for the consolidation of its wholly-owned subsidiaries, New Oriental China and its schools and subsidiaries into the Company’s consolidated financial statements, and other issues related to certain allegations about the Group contained in a report issued on July 18, 2012 by Muddy Waters LLC, an entity unrelated to the Company. The Company is cooperating fully with the SEC in its investigation. The Company cannot predict the timing, outcome or consequences of the SEC investigation.

On July 24, 2012, the Company’s board of directors authorized the reduction in the number of share options and a reduction in the exercise price of the share options granted to employees on January 17, 2012. The exercise price was reduced to US$12.19 from US$22.00 and the number of share options was reduced to 2,295,000 shares from 3,060,000 shares. Incremental compensation expenses, if any, are immaterial and will be immediately recognized upon modification.

Since July 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers. These class actions seek to recover damages caused by defendants’ violations of the federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. The Company will have to defend against the putative shareholder class action lawsuits, including any appeals of such lawsuits should the Company’s initial defense be successful. The Company is currently unable to estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits.

Condensed Financial Information of Parent Company	12 Months Ended
May 31, 2012
Condensed Financial Information of Parent Company

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	53,887	62,994
Prepaid expense and other current assets	341	6,598
Amounts due from related parties	40,578	28,644

Total current assets	94,806	98,236
Long term investment	—	2,000
Investments in subsidiaries and VIE	480,503	645,675

Total assets	575,309	745,911

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	330	3,447
Amounts due to related parties	756	2,062
Dividend payable	—	50,000

Total current liabilities	1,086	55,509

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,540	1,555
Additional paid-in capital	186,585	161,485
Retained earnings	339,536	472,224
Accumulated other comprehensive income	46,562	55,138

Total equity	574,223	690,402

Total liabilities and equity	575,309	745,911

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Operating costs and expenses:
General and administrative	16,520	15,413	24,477

Total operating costs and expenses	16,520	15,413	24,477

Operating loss	(16,520)	(15,413)	(24,477)
Other income (expenses)	(250)	—	147
Interest income	98	241	422
Equity in earnings of subsidiaries and VIE	94,461	116,946	156,596

Net income	77,789	101,774	132,688

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity	Comprehensive income
	Unrestricted	Amount
	shares	US$	US$	US$	US$	US$	US$

Balance at June 1, 2009	153,004,707	1,500	166,370	159,973	23,403	351,246
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	4,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	28	12,408	—	—	12,436
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,183	—	—	16,183
Shares repurchase	(1,625,320)	(16)	(29,980)	—	—	(29,996)
Comprehensive income:
Net income	—	—	—	77,789	—	77,789	77,789
Foreign currency translation adjustment	—	—	—	—	(91)	(91)	(91)

Total comprehensive income							77,698

Balance at May 31, 2010	155,379,387	1,518	164,975	237,762	23,312	427,567

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—
Share based compensation expense	—	—	15,045	—	—	15,045
Comprehensive income:
Net income	—	—	—	101,774	—	101,774	101,774
Foreign currency translation adjustment	—	—	—	—	23,250	23,250	23,250

Total comprehensive income							125,024

Balance at May 31, 2011	158,379,387	1,540	186,585	339,536	46,562	574,223

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—
Share based compensation expense	—	—	24,125	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	132,688	—	132,688	132,688
Foreign currency translation adjustment	—	—	—	—	8,576	8,576	8,576

Total comprehensive income							141,264

Balance at May 31, 2012	158,379,387	1,555	161,485	472,224	55,138	690,402

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	77,789	101,774	132,688
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries and VIE	(94,461)	(116,946)	(156,596)
Share-based compensation expense	16,183	15,045	24,125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	51	(31)	(6,412)
Accrued expenses and other current liabilities	(1,290)	303	3,117
Amounts due from/to related parties	1,613	(1,418)	(1,760)

Net cash provided by (used in) operating activities	(115)	(1,273)	(4,838)

Cash flows from investing activities
Long term investment in Dajie.com	—	—	(2,000)
Loan to related parties	—	(3,000)	—
Repayment from related parties	1,500	—	15,000

Net cash used in investing activities	1,500	(3,000)	13,000

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	12,436	6,432	945
Cash paid for shares repurchase	(29,996)	—	—

Net cash used in financing activities	(17,560)	6,432	945

Net decrease in cash and cash equivalents	(16,175)	2,159	9,107
Cash and cash equivalents, beginning of year	67,903	51,728	53,887

Cash and cash equivalents, end of year	51,728	53,887	62,994

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information-Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2011 and 2012:

	May 31,
	2011	2012
	US$	US$

Amount due from related parties:
Beijing Judgment	16,474	7,328
Beijing Hewstone	5,862	2,807
Beijing Decision	7,341	4,271
Winner Park	8	10
Smart Shine	8,007	8,510
Elite Concept Holdings Limited	2,886	5,718

	40,578	28,644

Amount due to related parties:
New Oriental China	756	2,062

	756	2,062

All related party balances were non-interest bearing and unsecured.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
May 31, 2012
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its WFOEs and its VIE. The Company and its WFOEs have entered into contractual arrangements with the VIE and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIE, and (2) receive the economic benefits of the VIE that could be significant to the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation allowance for deferred tax assets, allowance for accounts receivable and other current assets, economic lives and impairment of property and equipment, impairment of trademark and goodwill, and fair value of share-based awards. Actual results could differ from those estimates.

Business Combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For contingent consideration related to acquisitions made prior to June 1, 2009, contingent consideration was not recorded until the contingency was resolved.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term Deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Short Term Investments

Short-term investments

Short term investments consist of held-to-maturity investment with the maturity of less than one year. All of the Group’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI below cost is recognized as a loss in the income statement.

Restricted Cash	Restricted cash Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries.
Allowance for Doubtful Accounts

Allowance for doubtful accounts

Accounts receivable represent amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides an allowance for doubtful accounts equal to the estimated uncollectible amounts. The Group’s estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of an allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2011	2012
	US$	US$

Beginning balance	69	60
Charge during the year	47	52
Written-off	(56)	(64)

Ending balance	60	48

Inventory	Inventory Inventory is stated at the lower of cost or market value.
Land Use Rights	Land use rights Land use rights are recorded at cost and amortized on a straight-line basis over the 50 year term of the land certificate.
Property and Equipment, Net

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in Progress

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of Long-Lived Assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2010, 2011 and 2012.

Impairment of Goodwill and Indefinite-Lived Intangible Assets

Impairment of goodwill and indefinite-lived intangible assets

The Group reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group performs the annual impairment tests on May 31 of each year. The Group recognized an impairment loss of US$76, nil and nil on goodwill and other intangible assets not subject to amortization during the years ended May 31, 2010, 2011 and 2012, respectively.

Acquired Intangible Assets with Definite Lives

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, license and coursewares, and are carried at cost, less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected economic lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Courseware	1 year

Long-Term Investments

Long-term investments

Long-term investments consist of investments in the stock of investees for which the Group does not have the ability to exercise significant influence over operating and financial policies of an investee. These investments are carried at cost and are adjusted for other-than-temporary declines in fair value of the investment and distributions of earnings. The Group periodically reviews its long-term investments for other-than-temporary impairment. The Group considers available quantitative and qualitative factors, such as reviewing the investee’s cash position, recent financings, projected and historical financial performance, cash flow forecasts and financing needs, in evaluating the potential impairment of its long-term investments. The Group did not record impairment losses on its long-term investments during the years ended May 31, 2010, 2011 and 2012.

Revenue Recognition

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, scholarships, and refunds. Business tax amounted to US$14,619, US$18,966 and US$26,692 for the years ended May 31, 2010, 2011 and 2012, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training service. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of scholarships, business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in fiscal years 2010, 2011 and 2012. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating Leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising Costs

Advertising costs

The Group expenses advertising costs as they are incurred. Total advertising expenses were US$17,942, US$21,376 and US$28,960 for the years ended May 31, 2010, 2011 and 2012, respectively, and have been included as part of selling and marketing expenses.

Government Subsidies

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to compliance with any past or future conditions, there are no performance conditions or conditions of use, and are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$251, US$1,028 and US$971 for the years ended May 31, 2010, 2011 and 2012, respectively.

Foreign Currency Translation

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries, New Oriental China and its schools and subsidiaries located in the PRC are maintained in its local currency, RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The functional currency of the Company’s subsidiaries in Hong Kong is the U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

Foreign Currency Risk

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$383,572 and US$400,183 at May 31, 2011 and 2012, respectively.

Fair Value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a non-recurring basis as of May 31, 2011 and 2012.

The Group had the following financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2011:

	May 31, 2011
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$

Liabilities:
Contingent consideration for acquisition of Newave	—	—	4,243	4,243

Total	—	—	4,243	4,243

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2012.

Fair Value of Financial Instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short term investments and accounts receivable. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable and amount due from/to related parties approximate their fair values due to the short-term maturities of these instruments.

Net Income Per Share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income Taxes

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive Income

Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported as a component of the consolidated statements of changes in equity and comprehensive income.

Share-Based Compensation

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2012, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2010, 2011 and 2012.

Recently Adopted Accounting Pronouncements

Recently adopted accounting pronouncements

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805-Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The Group applied the disclosure requirements of this pronouncement for business combinations consummated in periods beginning June 1, 2011, which did not have significant impact on its consolidated financial condition or results from operations.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently issued accounting pronouncements not yet adopted

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicate that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

•

Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospective and effective for interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. The amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. The Group does not expect the adoption of these pronouncements to have a significant impact on its consolidated financial condition or results from operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
May 31, 2012
Details of Company's Subsidiaries and VIE and Its Subsidiaries

details of the Company’s subsidiaries, variable interest entity and its schools and subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Subsidiaries of the Company:

Beijing Decision Education & Consulting Company Limited (“Beijing Decision”)	April 20, 2005	PRC	100%	Educational information system and other consulting services

Beijing Judgment Education & Consulting Company Limited (“Beijing Judgment”)	April 20, 2005	PRC	100%	Educational consulting and investing activities

Beijing Hewstone Technology Company Limited (“Beijing Hewstone”)	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services

Beijing Pioneer Technology Company Limited (“Beijing Pioneer”)	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services

Beijing Boost Caring Education & Consulting Company Limited (“Beijing Boost Caring”)	March 25, 2010	PRC	100%	Educational consulting and software development

Shanghai Smart Words Software Technology Company Limited (“Shanghai Smart Words”)	December 8, 2010	PRC	100%	Educational consulting and software development

Beijing Smart Wood Software Technology Company Limited (“Beijing Smart Wood”)	December 21, 2011	PRC	100%	Educational consulting and software development

Beijing New Oriental Stars Education & Consulting Co., Ltd (“Stars”)	July 11, 2007	PRC	100%	Kindergarten

Beijing Chao Yang District Kindergarten of Stars (“ChaoYang Kindergarten”)	November 9, 2007	PRC	100%	Kindergarten

Nanjing Yuhuatai District Kindergarten of Stars (“Nanjing Kindergarten”)	February 20, 2009	PRC	100%	Kindergarten

Elite Concept Holdings Limited (“Elite Concept”)	December 3, 2007	Hong Kong	100%	Educational Consulting

Winner Park Limited (“Winner Park”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Smart Shine International Limited (“Smart Shine”)	December 9, 2008	Hong Kong	100%	Educational Consulting

Variable interest entity of the Company:

Beijing New Oriental Education & Technology (Group) Co., Ltd (“New Oriental China”)	August 2, 2001	PRC	N/A	Education consulting, software development and distributions and other services

Schools and subsidiaries of New Oriental China:

Beijing Haidian District Privately-Funded New Oriental School (“Beijing Haidian School”)	October 5, 1993	PRC	N/A	Language and post-secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	N/A	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	N/A	Language education
Wuhan New Oriental Training School	April 28, 2002	PRC	N/A	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	N/A	Language education
Xi’an Yanta District New Oriental Training School	November 26, 2002	PRC	N/A	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	N/A	Language education
Shenzhen New Oriental Training School (“Shenzhen School”)	October 15, 2003	PRC	N/A	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	N/A	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	N/A	Language education
Chengdu New Oriental School	August 18, 2003	PRC	N/A	Language education
Xiangyang New Oriental Training School	October 26, 2004	PRC	N/A	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	N/A	Language education
Jinan New Oriental School	May 31, 2005	PRC	N/A	Language education
Taiyuan New Oriental Training School	April 20, 2005	PRC	N/A	Language education
Ha’er Bin Nangang District New Oriental Training School	May 20, 2005	PRC	N/A	Language education
Changchun New Oriental Training School	July 26, 2005	PRC	N/A	Language education
Hangzhou New Oriental Advanced Study School	July 21, 2005	PRC	N/A	Language education
Zhengzhou New Oriental Training School	July 19, 2005	PRC	N/A	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	N/A	Language education
Shijiazhuang New Oriental School	April 3, 2006	PRC	N/A	Language education
Suzhou New Oriental School	April 26, 2006	PRC	N/A	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	N/A	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	N/A	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	N/A	Language education
Wuxi New Oriental Advanced Study School	August 14, 2006	PRC	N/A	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	N/A	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Beijing New Oriental North Star Training School	September 26, 2006	PRC	N/A	Language education

Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	N/A	Language education

Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	N/A	Language education

Jingzhou New Oriental School	April 10, 2007	PRC	N/A	Language education

Dalian New Oriental Training School	June 12, 2007	PRC	N/A	Language education

Huangshi New Oriental Training School	March 17, 2008	PRC	N/A	Language education

Ningbo New Oriental School	April 16, 2008	PRC	N/A	Language education

Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	N/A	Language education

Xiamen Siming District New Oriental Education Training School	July 8, 2008	PRC	N/A	Language education

Qingdao New Oriental Language Training School	August 5, 2008	PRC	N/A	Language education

Nanning New Oriental Education Training School	September 18, 2008	PRC	N/A	Language education

Xuzhou New Oriental Advanced Study School	March 31, 2009	PRC	N/A	Language education

Xiangtan Yuhu District New Oriental School	July 15, 2010	PRC	N/A	Language education

Zhenjiang New Oriental School	July 19, 2010	PRC	N/A	Language education

Luoyang New Oriental School	November 25, 2010	PRC	N/A	Language education

Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	N/A	Language education

Jilin Chuanying District New Oriental School	March 17, 2011	PRC	N/A	Language education

Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	N/A	Language education

Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	N/A	Language education

Foshan New Oriental School	September 1, 2011	PRC	N/A	Language education

Tangshan Lubei District New Oriental School	May 25, 2011	PRC	N/A	Language education

Urumqi New Oriental School	May 22, 2011	PRC	N/A	Language education

Changchun Tongwen Gaokao Training School (“Tongwen Gaokao”)	October 27, 2008	PRC	N/A	College admission examination training

Changchun Tongwen Senior High School (“Tongwen High School”)	October 27, 2008	PRC	N/A	Primary secondary school education

Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	N/A	Primary secondary school education

Beijing Changping New Oriental Foreign Language School (“Changping school”)	July 19, 2010	PRC	N/A	Primary secondary school education

Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	N/A	Sales of educational materials and products

Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	N/A	Sales of educational materials and products

Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	N/A	Sales of educational materials and products

Guangzhou Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	N/A	Sales of educational materials and products

Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	N/A	Sales of educational materials and products

Xi’an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	N/A	Sales of educational materials and products

Shanghai Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 28, 2003	PRC	N/A	Sales of educational materials and products

Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	N/A	Sales of educational materials and products

Tianjin Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	N/A	Sales of educational materials and products

Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	N/A	Sales of educational materials and products

Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	N/A	Sales of educational materials and products

Ha’er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	N/A	Sales of educational materials and products

Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	N/A	Sales of educational materials and products

Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 9, 2006	PRC	N/A	Sales of educational materials and products

Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	N/A	Sales of educational materials and products

Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	N/A	Sales of educational materials and products

Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	N/A	Sales of educational materials and products

Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 14, 2007	PRC	N/A	Sales of educational materials and products

Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 21, 2007	PRC	N/A	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Legal ownership	Principal activity

Schools and subsidiaries of New Oriental China:

Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	N/A	Sales of educational materials and products

Jinan Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 21, 2008	PRC	N/A	Sales of educational materials and products

Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	N/A	Sales of educational materials and products

Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	N/A	Sales of educational materials and products

Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	N/A	Sales of educational materials and products

Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	N/A	Sales of educational materials and products

Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	N/A	Sales of educational materials and products

Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	N/A	Sales of educational materials and products

Urumqi Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 13, 2011	PRC	N/A	Sales of educational materials and products

Luoyang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 16, 2011	PRC	N/A	Sales of educational materials and products

Xiamen New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	December 8, 2011	PRC	N/A	Sales of educational materials and products

Hohhot Dogwood Bookstore & Audio-Visual Products Co., Ltd	February 7, 2012	PRC	N/A	Sales of educational materials and products

Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	N/A	Consulting

Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	N/A	Consulting

Shandong New Oriental Vision Overseas Consultancy Co., Ltd	September 8, 2011	PRC	N/A	Consulting

Beijing New Oriental Dogwood Advertisement Co., Ltd. (“Dogwood Advertisement”)	January 20, 2004	PRC	N/A	Advertising

Beijing New Oriental Xuncheng Network Technology Co., Ltd. (“Xuncheng”)	March 11, 2005	PRC	N/A	On-line education

Balances and Amounts of Company's VIE and VIE's Subsidiaries

The following financial statement balances and amounts of the VIE were included in the accompanying consolidated financial statements:

	As of May 31,
	2011	2012
	US$	US$

Total current assets	358,294	466,827
Total non-current assets	178,967	215,306

Total assets	537,261	682,133

Total current liabilities	276,918	373,581
Total non-current liabilities	1,081	112

Total liabilities	277,999	373,693

	Year ended May 31,
	2010	2011	2012
	US$	US$	US$

Net revenues	382,189	542,043	750,384
Net income	105,511	131,249	158,796
Net cash provided by operating activities	86,467	156,088	238,037
Net cash used in investing activities	(69,794)	(152,840)	(150,401)
Net cash provided by financing activities	—	—	—

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2012
Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2011	2012
	US$	US$

Beginning balance	69	60
Charge during the year	47	52
Written-off	(56)	(64)

Ending balance	60	48

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Courseware	1 year

Financial Assets and Liabilities or Nonfinancial Assets and Liabilities Measured at Fair Value on Recurring Basis

The Group had the following financial assets and liabilities or nonfinancial assets and liabilities that were measured at fair value on a recurring basis as of May 31, 2011:

	May 31, 2011
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$

Liabilities:
Contingent consideration for acquisition of Newave	—	—	4,243	4,243

Total	—	—	4,243	4,243

Business Acquisition and Deconsolidation of Newave (Tables)	12 Months Ended
May 31, 2012
Purchase Price Allocation

The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period

Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Trademark	1,430	Indefinite
Courseware	9	1 year
Student base	2,897	5 years
License	7	3 years
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)

Total	6,035

Disposal of Subsidiaries (Tables)	12 Months Ended
May 31, 2012
Mingshitang [Member]
Schedule of Loss on Disposal of Subsidiaries	loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Tomorrow Oriental [Member]
Schedule of Loss on Disposal of Subsidiaries	loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)

Short-Term Investments (Tables)	12 Months Ended
May 31, 2012
Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Held-to-maturity investments	143,704	321,182

INVENTORY (Tables)	12 Months Ended
May 31, 2012
Inventory	Inventory consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Course materials in schools	6,218	6,620
Publications in bookstores	11,793	13,454

	18,011	20,074

Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
May 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Prepaid rent	11,659	23,646
Advances to suppliers	6,952	12,157
Interest receivable	5,980	5,321
Receivable from the settlement bank for the proceeds of exercise of options	155	3,852
Prepaid advertising fees	1,314	3,318
Staff advances (a)	2,888	3,082
Rental deposit	1,408	1,184
Value added taxes recoverable	1,076	1,139
Prepaid property taxes and other taxes	194	686
Receivable from disposal of Mingshitang	310	314
Refundable deposit for school construction	154	179
Others (b)	1,158	5,668

	33,248	60,546

(a)	Staff advances are provided to staff for traveling and related use which are expensed as incurred.
(b)	Others primarily included insurance fees, recruiting fees, maintenance fees, and other miscellaneous prepayments.

Intangible Assets (Tables)	12 Months Ended
May 31, 2012
Intangible Assets, Net

Intangible assets consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Costs:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	310	315
Courseware	57	49
Student base	3,045	—
License	422	415

	5,590	1,036

Accumulated amortization:
Trademark	(85)	(118)
Courseware	(55)	(49)
Student base	(457)	—
License	(17)	(36)

	(614)	(203)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	1,756	257
Intangible assets with finite lives:
Trademark	225	197
Courseware	2	—
Student base	2,588	—
License	405	379

	4,976	833

GOODWILL (Tables)	12 Months Ended
May 31, 2012
Goodwill, Net

	As of May 31,
	2011	2012
	US$	US$

Costs:
Beginning balance	2,894	7,588
Payment of contingent consideration associated with acquisition of Tongwen	193	—
Acquisition of Newave	5,537	—
Disposal of Mingshitang	(1,378)	—
Deconsolidation of Newave	—	(5,820)
Exchange of difference	342	30

Ending balance	7,588	1,798

Accumulated goodwill impairment loss:
Beginning balance	76	—
Disposal of Mingshitang	(76)	—

Ending balance	—	—

Goodwill, net	7,588	1,798

Property And Equipment (Tables)	12 Months Ended
May 31, 2012
Property and Equipment, Net

Property and equipment consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Buildings	104,994	118,830
Transportation equipment	6,177	7,051
Furniture and education equipment	38,794	50,106
Computer equipment and software	15,210	20,525
Leasehold improvements	56,961	90,739

	222,136	287,251
Less: accumulated depreciation and amortization	(64,523)	(88,255)
Construction in-process	2,808	5,346

	160,421	204,342

Land Use Rights (Tables)	12 Months Ended
May 31, 2012
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Land use rights	3,980	3,980
Less: accumulated amortization	(660)	(747)
Exchange differences	182	243

Land use rights, net	3,502	3,476

Long Term Investment (Tables)	12 Months Ended
May 31, 2012
Schedule of Long Term Investment	Long term investments consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Talent Boom Group Ltd. (“Talent Boom”)	2	2
Dajie.com Ltd. (“Dajie.com”)	—	2,000

	2	2,002

Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
May 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Accrued payroll	36,143	51,537
Refundable incidental expenses received from students	5,865	8,338
Payable for purchase of property and equipment	7,475	7,069
Business taxes payable	5,221	5,639
Individual taxes withholding	2,299	5,060
Amounts reimbursable to employees (a)	3,030	3,747
Rent payable	2,531	3,279
Accrued advertising fees	1,861	2,314
Refundable deposit (b)	1,203	2,157
Welfare payable	1,892	1,952
Royalty fees payable (c)	464	1,771
Accrued professional service fees	628	1,140
Other taxes payable	353	897
Value added taxes payable	623	796
Contingent consideration associated with acquisition of Tongwen	193	—
Contingent consideration associated with acquisition of Newave	4,243	—
Others (d)	2,978	4,077

Total	77,002	99,773

(a)	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
(b)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation.
(c)	Royalty fees payable related to payments to content providers for on-line learning programs.
(d)	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
May 31, 2012
Summary of Share Options and Non-Vested Equity Shares ("NES")

The following tables summarize information regarding share options and non-vested equity shares (“NES”):

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	22.00

Total	15,826,000

NES	Shares granted	Grant-date fair value and intrinsic value
		US$
Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11

Total	5,043,316

Summary of Share Options Activity under 2006 Share Incentive Plan

A summary of share options activity under 2006 Share Incentive Plan as of May 31, 2011 and 2012 was as follows:

	Number of options	Weighted average exercise prices	Weighted average remaining contractual life	Aggregated intrinsic value
		US$	years	US$

Options outstanding at June 1, 2009	6,279,816	5.01
Exercised	(2,761,980)	4.50
Forfeited	(24,844)	7.71

Options outstanding at May 31, 2010	3,492,992	5.40	6.22	61,200

Exercised	(1,235,700)	5.33
Forfeited	(1,800)	2.02

Options outstanding at May 31, 2011	2,255,492	5.44	5.20	53,046

Granted	3,060,000	22.00
Exercised	(179,195)	4.41
Forfeited	—	—

Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Options vested and expect to vest at May 31, 2012	4,965,855	15.11	7.36	56,603

Options exercisable at May 31, 2012	2,076,297	5.53	4.20	43,571

Assumptions Used to Estimate the Fair Value of Share Options Granted

The fair value of share options granted on January 17, 2012 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Risk-free interest rate of return	1.83%
Volatility	56%
Dividend yield	0%
Fair value of the underlying ordinary shares	US$22.36
Exercise price	US$22.00
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	January 17, 2017
Life of option (years)	5
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

Summary of the status of NES and its Changes

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$

NES outstanding at June 1, 2009	1,840,248	12.90
Granted	873,048	19.35
Vested	(647,364)	13.13
Forfeited	(13,124)	12.75

NES outstanding at May 31, 2010	2,052,808	15.57
Vested	(914,080)	13.61
Forfeited	(35,360)	19.93

NES outstanding at May 31, 2011	1,103,368	17.05
Granted	811,020	25.11
Vested	(1,353,548)	20.35
Forfeited	(39,840)	24.25

NES outstanding at May 31, 2012	521,000	20.47

NES vested and expect to vest at May 31, 2012	491,125	20.41

Income Taxes (Tables)	12 Months Ended
May 31, 2012
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2010, 2011 and 2012 were as follows:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Current:
PRC	7,845	9,390	14,027

Deferred:
PRC	(1,871)	(1,154)	(3,255)

Total provision for income taxes	5,974	8,236	10,772

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2011	2012
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	52	49
Accrued expenses	5,451	7,847

Total current deferred tax assets	5,503	7,896
Less: valuation allowance	(166)	(580)

Current deferred tax assets, net	5,337	7,316

Non-current deferred tax assets
Net operating loss carry-forwards	2,718	6,581
Pre-operating expenses	3	1

Total non-current deferred tax assets	2,721	6,582
Less: valuation allowance	(1,724)	(5,344)

Non-current deferred tax assets, net	997	1,238

Non-current deferred tax liabilities
Acquired intangible assets	(1,147)	(112)

Total non-current deferred tax liabilities	(1,147)	(112)

Reconciliation of the Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2010, 2011 and 2012:

	Years ended May 31,
	2010	2011	2012
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.96	5.99	3.58
Effect of differential tax rate other than tax holiday	(0.56)	(0.83)	0.11
Effect of tax holiday	(23.43)	(22.63)	(23.99)
Changes in valuation allowance	1.18	(0.03)	2.81

Total provision for income taxes	7.15	7.50	7.51

Net Income Per Share (Tables)	12 Months Ended
May 31, 2012
Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	77,789	101,774	132,688

Net income available for future distribution	77,789	101,774	132,688

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	150,952,249	153,253,065	154,627,784

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	3,879,384	2,818,768	2,244,657

Weighted average common shares outstanding used in computing diluted net income per share	154,831,633	156,071,833	156,872,441

Net income per share attributable to shareholders of the Company - basic	0.52	0.66	0.86

Net income per share attributable to shareholders of the Company - diluted	0.50	0.65	0.85

Related Party Transaction (Tables)	12 Months Ended
May 31, 2012
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Prepaid rent and deposit to a related party - non-current As of May 31,		Amounts due to a related party - current As of May 31,
	Notes	Relationship	2011	2012	2011	2012
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	1,449	—	164

				Rental expense For the year ended May, 31
				2010	2011	2012
				US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO		—	—	722

Commitments (Tables)	12 Months Ended
May 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2012:

Continuing operations
US$

Years ending May 31:
2013	106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816

468,371

Future Minimum Capital Commitments under Non-Cancelable Construction Contracts

As of May 31, 2012, future minimum capital commitments under non-cancelable construction contracts were as follows:

US$

Capital commitment for the purchase of property and equipment	1,266
Capital commitment for leasehold improvements	5,199

6,465

Segment Information (Tables)	12 Months Ended
May 31, 2012
Schedule of Segment Reporting Information, by Segment

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenues, operating costs and expenses, operating income, and total assets by segment were as follows:

For the year ended May 31, 2010

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	337,209	9,860	39,238	386,307

Operating costs and expenses:
Cost of revenues	(127,069)	(5,532)	(13,991)	(146,592)
Selling and marketing	(42,985)	(211)	(8,916)	(52,112)
General and administrative	(61,992)	(2,720)	(6,924)	(71,636)
Unallocated corporate expenses	—	—	—	(38,653)

Total operating costs and expenses	(232,046)	(8,463)	(29,831)	(308,993)

Operating income	105,163	1,397	9,407	77,314

Segment assets	229,900	43,542	61,708	335,150
Unallocated corporate assets	—	—	—	261,270

Total assets	229,900	43,542	61,708	596,420

For the year ended May 31, 2011

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	485,563	13,766	58,543	557,872

Operating costs and expenses:
Cost of revenues	(191,375)	(6,398)	(23,952)	(221,725)
Selling and marketing	(62,320)	(637)	(13,469)	(76,426)
General and administrative	(104,391)	(4,145)	(10,672)	(119,208)
Unallocated corporate expenses	—	—	—	(43,475)

Total operating costs and expenses	(358,086)	(11,180)	(48,093)	(460,834)

Loss on disposal of subsidiaries				(1,537)

Operating income	127,477	2,586	10,450	95,501

Segment assets	312,198	47,821	76,227	436,246
Unallocated corporate assets	—	—	—	427,124

Total assets	312,198	47,821	76,227	863,370

For the year ended May 31, 2012

	Language training and test preparation courses	Primary and secondary education	Others	Consolidated
	US$	US$	US$	US$

Net revenues	663,504	17,757	90,457	771,718

Operating costs and expenses:
Cost of revenues	(256,132)	(8,160)	(39,519)	(303,811)
Selling and marketing	(78,646)	(1,335)	(19,481)	(99,462)
General and administrative	(158,655)	(5,532)	(14,967)	(179,154)
Unallocated corporate expenses	—	—	—	(72,494)

Total operating costs and expenses	(493,433)	(15,027)	(73,967)	(654,921)

Operating income	170,071	2,730	16,490	116,797

Segment assets	436,403	52,839	159,321	648,563
Unallocated corporate assets	—	—	—	480,254

Total assets	436,403	52,839	159,321	1,128,817

Condensed Financial Information of Parent Company (Tables) (Parent Company [Member])	12 Months Ended
May 31, 2012
Parent Company [Member]
Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2011	2012
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	53,887	62,994
Prepaid expense and other current assets	341	6,598
Amounts due from related parties	40,578	28,644

Total current assets	94,806	98,236
Long term investment	—	2,000
Investments in subsidiaries and VIE	480,503	645,675

Total assets	575,309	745,911

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	330	3,447
Amounts due to related parties	756	2,062
Dividend payable	—	50,000

Total current liabilities	1,086	55,509

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,540	1,555
Additional paid-in capital	186,585	161,485
Retained earnings	339,536	472,224
Accumulated other comprehensive income	46,562	55,138

Total equity	574,223	690,402

Total liabilities and equity	575,309	745,911

Condensed Financial Information of Parent Company - Statements of Operations

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Operating costs and expenses:
General and administrative	16,520	15,413	24,477

Total operating costs and expenses	16,520	15,413	24,477

Operating loss	(16,520)	(15,413)	(24,477)
Other income (expenses)	(250)	—	147
Interest income	98	241	422
Equity in earnings of subsidiaries and VIE	94,461	116,946	156,596

Net income	77,789	101,774	132,688

Condensed Financial Information of Parent Company - Statements of Equity and Comprehensive Income

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

	Common shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity	Comprehensive income
	Unrestricted	Amount
	shares	US$	US$	US$	US$	US$	US$

Balance at June 1, 2009	153,004,707	1,500	166,370	159,973	23,403	351,246
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	4,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	28	12,408	—	—	12,436
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,183	—	—	16,183
Shares repurchase	(1,625,320)	(16)	(29,980)	—	—	(29,996)
Comprehensive income:
Net income	—	—	—	77,789	—	77,789	77,789
Foreign currency translation adjustment	—	—	—	—	(91)	(91)	(91)

Total comprehensive income							77,698

Balance at May 31, 2010	155,379,387	1,518	164,975	237,762	23,312	427,567

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—
Share based compensation expense	—	—	15,045	—	—	15,045
Comprehensive income:
Net income	—	—	—	101,774	—	101,774	101,774
Foreign currency translation adjustment	—	—	—	—	23,250	23,250	23,250

Total comprehensive income							125,024

Balance at May 31, 2011	158,379,387	1,540	186,585	339,536	46,562	574,223

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	—	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	2	788	—	—	790
Non-vested equity shares vested	—	13	(13)	—	—	—
Share based compensation expense	—	—	24,125	—	—	24,125
Profit appropriation	—	—	(50,000)	—	—	(50,000)
Comprehensive income:
Net income	—	—	—	132,688	—	132,688	132,688
Foreign currency translation adjustment	—	—	—	—	8,576	8,576	8,576

Total comprehensive income							141,264

Balance at May 31, 2012	158,379,387	1,555	161,485	472,224	55,138	690,402

Condensed Financial Information of Parent Company - Statements of Cash Flows

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	77,789	101,774	132,688
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries and VIE	(94,461)	(116,946)	(156,596)
Share-based compensation expense	16,183	15,045	24,125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	51	(31)	(6,412)
Accrued expenses and other current liabilities	(1,290)	303	3,117
Amounts due from/to related parties	1,613	(1,418)	(1,760)

Net cash provided by (used in) operating activities	(115)	(1,273)	(4,838)

Cash flows from investing activities
Long term investment in Dajie.com	—	—	(2,000)
Loan to related parties	—	(3,000)	—
Repayment from related parties	1,500	—	15,000

Net cash used in investing activities	1,500	(3,000)	13,000

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	12,436	6,432	945
Cash paid for shares repurchase	(29,996)	—	—

Net cash used in financing activities	(17,560)	6,432	945

Net decrease in cash and cash equivalents	(16,175)	2,159	9,107
Cash and cash equivalents, beginning of year	67,903	51,728	53,887

Cash and cash equivalents, end of year	51,728	53,887	62,994

Related Party Balances

The following represented related party balances as of May 31, 2011 and 2012:

	May 31,
	2011	2012
	US$	US$

Amount due from related parties:
Beijing Judgment	16,474	7,328
Beijing Hewstone	5,862	2,807
Beijing Decision	7,341	4,271
Winner Park	8	10
Smart Shine	8,007	8,510
Elite Concept Holdings Limited	2,886	5,718

	40,578	28,644

Amount due to related parties:
New Oriental China	756	2,062

	756	2,062

Organization And Principal Activities (Narrative) (Detail)	12 Months Ended
	May 31, 2012 Y Agreement	May 31, 2011	May 31, 2010
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued	158,379,387	158,379,387
Common stock shares outstanding	158,379,387	158,379,387
Renewal of trade mark registration	10
Trademarks for a license fee	License fee equal to 5% of the licensee's monthly revenues
Term of license	2
Number of new equity pledged agreements	5
Percentage of revenue from VIE as percentage of consolidated revenues	97.20%	97.20%	98.90%
Percentage of assets from VIE as percentage of consolidated assets	60.40%	62.20%
Percentage of liabilities from VIE as percentage of consolidated liabilities	85.20%	96.20%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Beneficial Shareholders [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	15.10%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
American Depositary Shares [Member]
Product Information [Line Items]
Initial public offering	34,500,000
Additional public offering	2,393,596
Common stock shares issued		158,379,387
Common stock shares outstanding		158,379,387
Previous conversion ratio	0.25
Current conversion ratio	1

Organization And Principal Activities (Subsidiaries And VIE And Its Subsidiaries) (Detail)	12 Months Ended
May 31, 2012
Beneficial Shareholders [Member] | Beijing New Oriental Education & Technology (Group) Co., Ltd ("New Oriental China") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 2, 2001
Place of incorporation (or establishment) /operation	PRC
Subsidiaries [Member] | Beijing Decision Education And Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Judgment Education And Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Hewstone Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Pioneer Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 8, 2009
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Boost Caring Education And Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 25, 2010
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Shanghai Smart Words Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 8, 2010
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Smart Wood Software Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 21, 2011
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing New Oriental Stars Education And Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 11, 2007
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Beijing Chao Yang District Kindergarten Of Stars [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 9, 2007
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Nanjing Yuhuatai District Kindergarten of Stars ("Nanjing Kindergarten") [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 20, 2009
Place of incorporation (or establishment) /operation	PRC
Legal ownership	100.00%
Subsidiaries [Member] | Elite Concept Holdings Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 3, 2007
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Winner Park Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 9, 2008
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Subsidiaries [Member] | Smart Shine International Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 9, 2008
Place of incorporation (or establishment) /operation	Hong Kong
Legal ownership	100.00%
Schools and subsidiaries of New Oriental China [Member] | Beijing Haidian District Privately Funded New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 5, 1993
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shanghai Yangpu District New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 1, 2000
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Guangzhou Haizhu District Privately Funded New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 8, 2000
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Wuhan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 28, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Tianjin New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 21, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xi'an Yanta District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 26, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nanjing Gulou New Oriental Advanced Study School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 28, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shenzhen New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shenyang New Oriental Foreign [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Chongqing New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Chengdu New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xiangfan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 26, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changsha Furong District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Jinan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Taiyuan Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 20, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Ha'er Bin Nangang District Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 20, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changchun Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 26, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Hangzhou Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 21, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Zhengzhou Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Zhuzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 30, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 3, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Suzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 26, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Anshan New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Hefei New Oriental Foreign Language Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Kunming Xishan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Wuxi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 14, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Fuzhou Gulou District New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 1, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental North Star Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 26, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nanchang Donghu District New Oriental Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 16, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Yichang Wujiagang District Yichang [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 1, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Jingzhou New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 10, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Dalian New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 12, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Huangshi New Oriental Training School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 17, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Ningbo New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 16, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Lanzhou Chenguan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 19, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xiamen Siming District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 8, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Qingdao New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 5, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nanning New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 18, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xuzhou New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 31, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xiangtan Yuhu District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 15, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Zhenjiang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Luoyang New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 25, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nantong Chongchuan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 28, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Jilin Chuanying District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 17, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Guiyang Yunyan District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 21, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Inner Mongolia Hohhot New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 2, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Foshan New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 1, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Tangshan Lubei District New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 25, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Urumqi New Oriental School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 22, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changchun Tongwen Gaokao Training Education School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 27, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changchun Tongwen High School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 27, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Yangzhou Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 6, 2002
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing Changping New Oriental Foreign Language School [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 19, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Cultural Communications Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 16, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood, Bookstore, Audio and Video Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 2, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Chengdu New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 18, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Chongqing New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 25, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shenyang New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 18, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Guangzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 11, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Wuhan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 16, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 3, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shanghai New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 28, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nanjing New Oriental Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 21, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Tianjin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 15, 2003
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changchun New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 8, 2005
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Changsha New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 3, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Haer Bin New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 13, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Taiyuan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 12, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Zhengzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 9, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Hefei Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 22, 2006
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Fuzhou Gulou District Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Aug 26, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Hangzhou Dogwood Bookstore Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 25, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Nanchang Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 14, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Kunming Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 21, 2007
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Dalian New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 25, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Jinan New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Apr 21, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Lanzhou New Oriental Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Oct 28, 2008
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shijiazhuang New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 28, 2009
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Ningbo Haishu New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	May 31, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Suzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jun 1, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Qingdao New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jul 28, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xuzhou New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 29, 2010
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Urumqi Dogwood Bookstore And Audio Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 13, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Luoyang Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Nov 16, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Xiamen New Oriental Dogwood Bookstore And Audio-Visual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Dec 8, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Hohhot Dogwood Bookstore And Audiovisual Products Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 7, 2012
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Vision Overseas Consultancy Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Feb 19, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shanghai Vision Overseas Service Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 24, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Shandong Vision Overseas Consulting Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Sep 8, 2011
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Dogwood Advertisement Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Jan 20, 2004
Place of incorporation (or establishment) /operation	PRC
Schools and subsidiaries of New Oriental China [Member] | Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Variable Interest Entities [Line Items]
Date of incorporation or establishment	Mar 11, 2005
Place of incorporation (or establishment) /operation	PRC

Organization And Principal Activities (Balances And Amounts Of The Company's VIE And VIE's Subsidiaries) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Non-Variable Interest Entities [Line Items]
Total current assets	$ 895,376	$ 675,269
Total assets	1,128,817	863,370	596,420
Total current liabilities	438,303	288,000
Total liabilities	438,415	289,147
Net income	132,688	101,774	77,789
Net cash provided by operating activities	249,304	215,819	141,890
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Net cash provided by financing activities	945	6,432	(17,550)
Beneficial Shareholders [Member]
Non-Variable Interest Entities [Line Items]
Total current assets	466,827	358,294
Total non-current assets	215,306	178,967
Total assets	682,133	537,261
Total current liabilities	373,581	276,918
Total non-current liabilities	112	1,081
Total liabilities	373,693	277,999
Net revenues	750,384	542,043	382,189
Net income	158,796	131,249	105,511
Net cash provided by operating activities	238,037	156,088	86,467
Net cash used in investing activities	(150,401)	(152,840)	(69,794)
Net cash provided by financing activities

Allowance For Doubtful Accounts (Allowance For Doubtful Accounts) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 60	$ 69
Charge during the year	52	47
Written-off	(64)	(56)
Ending balance	$ 48	$ 60

Significant Accounting Policies (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 0	$ 0	$ 76
Business tax	26,692	18,966	14,619
Total advertising expenses	28,960	21,376	17,942
Government subsidies received	971	1,028	251
Aggregate amounts denominated in RMB	$ 400,183	$ 383,572
Land Use Rights [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives

Significant Accounting Policies (Estimated Useful Lives Of Assets) (Detail)	12 Months Ended
May 31, 2012
Transportation Equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	10 years
Furniture And Education Equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer Equipment And Software [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	Shorter of the lease term or estimated economic life
Minimum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years

Significant Accounting Policies (Estimated Economic Lives of Intangible Assets) (Detail)	12 Months Ended
May 31, 2012
Trademark [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years
Courseware [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year

Significant Accounting Policies [Financial Assets and Liabilities or Nonfinancial Assets and Liabilities Measured at Fair Value on Recurring Basis] (Detail) (USD $)
In Thousands, unless otherwise specified	May 31, 2011
Liabilities:
Total	$ 4,243
Newave [Member]
Liabilities:
Contingent consideration for acquisition of Newave	4,243
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total	4,243
Fair Value, Inputs, Level 3 [Member] | Newave [Member]
Liabilities:
Contingent consideration for acquisition of Newave	$ 4,243

Business Acquisition and Deconsolidation of Newave (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Business Acquisition [Line Items]
Business acquisition, total consideration	$ 6,035
Business acquisition, contingent consideration	4,243	0
Total net revenues	771,718	557,872	386,307
Net income (loss)	132,688	101,774	77,789
"Refund of Investments in Newave "	2,200
(Gain) Loss on deconsolidation/ disposal of subsidiaries	408	(1,537)
Minimum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration, settlement	0
Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, contingent consideration, settlement	11,577
Shanghai Huangpu District Newave Education Training Center [Member]
Business Acquisition [Line Items]
Business acquisition, date	Sep 1, 2010
Business acquisition, equity interest	100.00%
Newave [Member]
Business Acquisition [Line Items]
Total net revenues		4,757
Net income (loss)		$ 15

Business Acquisition And Deconsolidation Of Newave (Purchase Price Allocation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Courseware [Member]
Intangible assets
Amortization period	1 year
License [Member]
Intangible assets
Amortization period	20 years
Trademark [Member]
Intangible assets
Amortization period	10 years
Newave [Member]
Business Acquisition [Line Items]
Cash	72
Other current assets	448
Property and equipment	525
Intangible assets
Goodwill	5,537
Deferred revenue	(2,595)
Other current liabilities	(1,209)
Deferred tax liabilities	(1,086)
Total	6,035
Newave [Member] | Courseware [Member]
Intangible assets
Intangible assets	9
Amortization period	1 year
Newave [Member] | Student Base [Member]
Intangible assets
Intangible assets	2,897
Amortization period	5 years
Newave [Member] | License [Member]
Intangible assets
Intangible assets	7
Amortization period	3 years
Newave [Member] | Trademark [Member]
Intangible assets
Intangible assets	1,430
Newave [Member] | Trademark [Member]
Intangible assets
Amortization period	Indefinite

Disposal of Subsidiaries (Narrative) (Detail)	1 Months Ended
	Apr. 30, 2011 Mingshitang [Member]	May 31, 2011 Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Percentage of equity interest sold	60.00%	100.00%

Schedule of Loss on Disposal on Mingshitang (Detail) (Mingshitang [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 30, 2011
Mingshitang [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 460
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383
Disposal loss	$ (1,177)

Schedule of Loss on Disposal on Tomorrow Oriental (Detail) (Tomorrow Oriental [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
May 31, 2011
Tomorrow Oriental [Member]
Discontinued Operations [Line Items]
Cash consideration	$ 1,127
Assets	1,969
Liabilities	(482)
Disposal loss	$ (360)

Short-Term Investments (Narrative And Short-Term Investments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments stated interest rate minimum	3.35%
Short-term investments stated interest rate maximum	8.50%
Unrecognized holding gain or loss	$ 0
Held-to-maturity investments	$ 321,182	$ 143,704

Inventory (Inventory) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Inventories [Line Items]
Course materials in schools	$ 6,620	$ 6,218
Publications in bookstores	13,454	11,793
Inventory	$ 20,074	$ 18,011

Inventory (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Inventories [Line Items]
Inventory marked down value	$ 449	$ 526

Prepaid Expenses And Other Current Assets (Prepaid Expenses And Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Prepaid rent	$ 23,646	$ 11,659
Advances to suppliers	12,157	6,952
Interest receivable	5,321	5,980
Receivable from the settlement bank for the proceeds of exercise of options	3,852	155
Prepaid advertising fees	3,318	1,314
Staff advances	3,082	2,888
Rental deposit	1,184	1,408
Value added taxes recoverable	1,139	1,076
Prepaid property taxes and other taxes	686	194
Receivable from disposal of Mingshitang	314	310
Refundable deposit for school construction	179	154
Others	5,668	1,158
Prepaid expenses and other current assets	$ 60,546	$ 33,248

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Intangible assets with finite lives:
Intangible Asset Gross Excluding Goodwill	$ 1,036	$ 5,590
Accumulated amortization:
Accumulated amortization	(203)	(614)
Intangible assets with finite lives:
Intangible Asset Gross Excluding Goodwill	1,036	5,590
Intangible assets	833	4,976
Trademark [Member]
Intangible assets with indefinite lives:
Intangible assets with indefinite lives	257	1,756
Intangible assets with finite lives:
Intangible assets with finite lives	315	310
Intangible assets with finite lives	197	225
Accumulated amortization:
Accumulated amortization	(118)	(85)
Intangible assets with indefinite lives	257	1,756
Intangible assets with finite lives:
Intangible assets with finite lives	315	310
Intangible assets with finite lives	197	225
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives	49	57
Intangible assets with finite lives		2
Accumulated amortization:
Accumulated amortization	(49)	(55)
Intangible assets with finite lives:
Intangible assets with finite lives	49	57
Intangible assets with finite lives		2
Student Base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives		3,045
Intangible assets with finite lives		2,588
Accumulated amortization:
Accumulated amortization		(457)
Intangible assets with finite lives:
Intangible assets with finite lives		3,045
Intangible assets with finite lives		2,588
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives	415	422
Intangible assets with finite lives	379	405
Accumulated amortization:
Accumulated amortization	(36)	(17)
Intangible assets with finite lives:
Intangible assets with finite lives	415	422
Intangible assets with finite lives	$ 379	$ 405

Intangible Assets (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Amortization expenses	$ 52	$ 529	$ 79
Future Amortization Expense Year One	52
Future amortization expense year two	52
Future Amortization Expense Year Three	52
Future Amortization Expense Year Four	52
Future Amortization Expense Year Five	52
Future amortization expense After year five	316
Trademark [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with indefinite lives	1,527
Courseware [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	2
Student Base [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	2,630
License [Member] | Newave [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets with finite lives	$ 5

Goodwill (Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Costs:
Beginning balance	$ 7,588	$ 2,894
Payment of contingent consideration associated with acquisition of Tongwen		193
Acquisition of Newave		5,537
Disposal of Mingshitang		(1,378)
Deconsolidation of Newave	(5,820)
Exchange of difference	30	342
Ending balance	1,798	7,588
Accumulated goodwill impairment loss:
Beginning balance		76
Disposal of Mingshitang		(76)
Goodwill, net	$ 1,798	$ 7,588

Property, Plant And Equipment (Property, Plant And Equipment, Net) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 287,251	$ 222,136
Less: accumulated depreciation and amortization	(88,255)	(64,523)
Construction in-process	5,346	2,808
Property and Equipment, Net	204,342	160,421
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	118,830	104,994
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	7,051	6,177
Furniture And Education Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	50,106	38,794
Computer And Broadcast Equipment And Capitalized Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	20,525	15,210
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 90,739	$ 56,961

Property, Plant and Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 26,219	$ 16,407	$ 12,190

Land Use Rights (Land Use Rights, Net) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Land Use Rights [Line Items]
Land use rights	$ 3,980	$ 3,980
Less: accumulated amortization	(747)	(660)
Exchange differences	243	182
Land use rights, net	$ 3,476	$ 3,502

Land Use Rights, Net (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Land Use Rights [Line Items]
Future Amortization Expense Year One	$ 52
Future amortization expense year two	52
Future Amortization Expense Year Three	52
Future Amortization Expense Year Four	52
Future Amortization Expense Year Five	52
Future amortization expense After year five	316
Land Use Rights [Member]
Land Use Rights [Line Items]
Amortization expenses	87	83	81
Future Amortization Expense Year One	87
Future amortization expense year two	87
Future Amortization Expense Year Three	87
Future Amortization Expense Year Four	87
Future Amortization Expense Year Five	87
Future amortization expense After year five	$ 3,041

Prepayment for an Acquisition (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Business acquisition, cash consideration	$ 6,035
Prepayment for an acquisition	3,279
China Management Software Institute [Member]
Business acquisition, agreement signed date	2012-04
Business acquisition, equity interest	100.00%
Business acquisition, cash consideration	18,000
Prepayment for an acquisition	$ 3,279

Long Term Investment (Schedule of Long Term Investment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 2,002	$ 2
Talent Boom Group Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	2	2
Dajie.com Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Long term investments	$ 2,000

Long Term Investment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011
Investment [Line Items]
Investment in subscription agreement	$ 2,002	$ 2
Talent Boom Group Ltd [Member]
Investment [Line Items]
Equity share in subscription agreement	20.00%
Investment in subscription agreement	2	2
Dajie.com Ltd [Member]
Investment [Line Items]
Equity share in subscription agreement	5.00%
Investment in subscription agreement	$ 2,000

Accrued Expenses And Other Current Liabilities (Accrued Expenses And Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 51,537	$ 36,143
Refundable incidental expenses received from students	8,338	5,865
Payable for purchase of property and equipment	7,069	7,475
Individual taxes withholding	5,060	2,299
Amounts reimbursable to employees	3,747	3,030
Rent payable	3,279	2,531
Accrued advertising fees	2,314	1,861
Refundable deposit	2,157	1,203
Welfare payable	1,952	1,892
Royalty fees payable	1,771	464
Accrued professional service fees	1,140	628
Business taxes payable	897	353
Value added taxes payable	796	623
Others	4,077	2,978
Total	99,773	77,002
Tongwen [Member]
Schedule Of Other Liabilities [Line Items]
Contingent consideration associated with acquisition		193
Newave [Member]
Schedule Of Other Liabilities [Line Items]
Contingent consideration associated with acquisition		4,243
Business Taxes Payable [Member]
Schedule Of Other Liabilities [Line Items]
Business taxes payable	$ 5,639	$ 5,221

Share Based Compensation (Summary Of Stock Option Activity) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	3,060,000
Share options and non-vested equity shares granted to date	811,020	873,048
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	15,826,000
Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options and non-vested equity shares granted to date	5,043,316
February 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	1
Exercise price	2.02
Share options and non-vested equity shares granted to date	7,099,500
July 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	1.15
Exercise price	2.38
Share options and non-vested equity shares granted to date	1,620,000
September 2006 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	2.38
Exercise price	3.75
Share options and non-vested equity shares granted to date	100,000
March 2007 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	4.09
Exercise price	8.75
Share options and non-vested equity shares granted to date	3,946,500
January 2012 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common shares	10.33
Exercise price	22
Share options and non-vested equity shares granted to date	3,060,000
January 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	12.75
Share options and non-vested equity shares granted to date	2,720,000
March 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	14
Fair value of common shares	14
Share options and non-vested equity shares granted to date	152,000
July 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	13.75
Fair value of common shares	13.75
Share options and non-vested equity shares granted to date	278,500
October 2008 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.65
Fair value of common shares	12.65
Share options and non-vested equity shares granted to date	3,200
May 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	12.75
Fair value of common shares	12.75
Share options and non-vested equity shares granted to date	205,548
June 2009 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	15.13
Fair value of common shares	15.13
Share options and non-vested equity shares granted to date	316,200
May 2010 [Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	21.75
Fair value of common shares	21.75
Share options and non-vested equity shares granted to date	556,848
June 2011[Member] | Non Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value	25.11
Fair value of common shares	25.11
Share options and non-vested equity shares granted to date	811,020

Share Based Compensation (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010	Jan. 01, 2008	Jan. 31, 2007	Jan. 31, 2006	May 31, 2012 Non Vested Equity Shares [Member]	Jan. 31, 2011 Non Vested Equity Shares [Member]	Mar. 31, 2009 Non Vested Equity Shares [Member]	Oct. 31, 2008 Non Vested Equity Shares [Member]	Oct. 31, 2007 Non Vested Equity Shares [Member]	Feb. 28, 2007 Non Vested Equity Shares [Member]	May 31, 2012 Unvested Stock Option [Member]	May 31, 2012 Non Vested Equity Shares Granted, In June 2009 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In May 2010 [Member]	May 31, 2012 June 2011[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer							16,000,000	3,000,000	4,000,000	3,000,000	2,000,000	4,000,000
Common shares issued to employees and non-employees upon the exercise of their share options	9,453,095
Common shares issued to employees upon the vesting of their shares	3,659,524
Common shares for future issuance	2,887,381
Options to purchase shares						8,000,000
Incremental common shares for grant				5,000,000	5,000,000
Common shares to add on the first business day from 2009	3,000,000
Minimum percentage of shares to be added from 2009	2.00%
Minimum Percentage for Exercise price of option	100.00%
Share Based Compensation	$ 24,125	$ 15,045	$ 16,183
Value of Options Exercised	4,121	25,114	40,084
Granted	$ 25.11		$ 19.35
Total unrecognized compensation expense													26,497
Weighted-average period of recognition							11 months 27 days						2 years 7 months 17 days
NES grant to employees														316,200	556,848	811,020
Granted Shares Vested date														Aug 30, 2010	Jun 30, 2015	May 31, 2014
Total unrecognized compensation cost related to NES							8,446
Total fair value of shares vested	$ 27,547

Share Based Compensation (Summary Of Share Options Activity Under 2006 Share Incentive Plan) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	2,255,492	3,492,992	6,279,816
Granted	3,060,000
Granted	$ 22
Exercised	(179,195)	(1,235,700)	(2,761,980)
Forfeited		(1,800)	(24,844)
Ending Balance	5,136,297	2,255,492	3,492,992
Beginning Balance	$ 5.44	$ 5.4	$ 5.01
Options vested and expect to vest at May 31, 2012	4,965,855
Options exercisable at May 31, 2012	2,076,297
Exercised	$ 4.41	$ 5.33	$ 4.5
Forfeited		$ 2.02	$ 7.71
Ending Balance	$ 15.34	$ 5.44	$ 5.4
Options vested and expect to vest at May 31, 2012	$ 15.11
Options exercisable at May 31, 2012	$ 5.53
Options outstanding	7 years 5 months 5 days	5 years 2 months 12 days	6 years 2 months 19 days
Options vested and expect to vest at May 31, 2012	7 years 4 months 10 days
Options exercisable at May 31, 2012	4 years 2 months 12 days
Options outstanding	$ 57,371	$ 53,046	$ 61,200
Options vested and expect to vest at May 31, 2012	56,603
Options exercisable at May 31, 2012	$ 43,571

Share Based Compensation (Assumptions Used To Calculate Value Of Share Options Awards Granted) (Detail) (USD $)	12 Months Ended
May 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	1.83%
Volatility	56.00%
Dividend yield	0.00%
Fair value of the underlying ordinary shares	$ 22.36
Exercise price	$ 22
Exercisable date	1/6 of options vests semi-annually through December 31, 2014
Expiry date	Jan 17, 2017
Life of option (years)	5 years
Exercise multiple	2.8
Turnover rate	5.57%
Number of nodes	200

Share Based Compensation (Summary Of The Status Of The Non-Vested Equity Shares) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Accumulated Other Comprehensive Income Loss [Line Items]
NES outstanding at June 1, 2009	1,103,368	2,052,808	1,840,248
Granted	811,020		873,048
Vested	(1,353,548)	(914,080)	(647,364)
Forfeited	(39,840)	(35,360)	(13,124)
NES outstanding at May 31, 2010	521,000	1,103,368	2,052,808	1,840,248
NES vested and expect to vest at May 31, 2012	491,125
Granted	$ 25.11		$ 19.35
Vested	$ 20.35	$ 13.61	$ 13.13
Forfeited	$ 24.25	$ 19.93	$ 12.75
NES outstanding at June 1, 2009	$ 20.47	$ 17.05	$ 15.57	$ 12.9
NES vested and expect to vest at May 31, 2012	$ 20.41

Income Taxes (Components Of Provision For Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Current:
PRC	$ 14,027	$ 9,390	$ 7,845
Deferred:
PRC	(3,255)	(1,154)	(1,871)
Total provision for income taxes	$ 10,772	$ 8,236	$ 5,974

Income Taxes (Narrative) (Detail)	12 Months Ended								12 Months Ended
	May 31, 2012 USD ($)	May 31, 2011 USD ($)	May 31, 2010 USD ($)	May 31, 2012 January 2008 Onwards [Member]	May 31, 2012 Minimum [Member] USD ($)	May 31, 2012 Minimum [Member] CNY	May 31, 2011 Minimum [Member] USD ($)	May 31, 2011 Maximum [Member] USD ($)	May 31, 2012 High And New Tech Enterprise Hnte [Member] Y	May 31, 2012 High And New Tech Enterprise Hnte [Member] Before Tax Reduction [Member]	May 31, 2012 High And New Tech Enterprise Hnte [Member] After Tax Reduction [Member]	May 31, 2012 High And New Tech Enterprise Hnte [Member] January 2008 Onwards [Member]	May 31, 2012 Newly Established Software Enterprise Nese [Member] Y	May 31, 2012 Hong Kong [Member] USD ($)	May 31, 2011 Hong Kong [Member] USD ($)	May 31, 2010 Hong Kong [Member] USD ($)	May 31, 2012 Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	7.51%	7.50%	7.15%	25.00%						15.00%	7.50%			16.50%			25.00%
Foreign income tax expense														$ 11,000	$ 300,000	$ 208,000
Preferential Tax Rate												15.00%	12.50%
Tax Holiday Year									3				2
Income tax holiday, description													Enterprises that qualify as the "newly established software enterprise" ("NESE") are exempt from EIT for two years beginning the enterprise's first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Valuation allowance	5,344,000	1,724,000					1,724,000	3,620,000
Net operating loss	27583
Increase of income tax expense	34,416,000	24,842,000	19,498,000
Decrease in basic net income per share	$ 0.22	$ 0.16	$ 0.13
Decrease in diluted net income per share	$ 0.22	$ 0.16	$ 0.12
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors	10.00%
Aggregate undistributed earnings available for distribution	483,100,000	395,534,000
Underpayment of tax liability					$ 16	100

Income Taxes (Components Of Group's Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Current deferred tax assets
Allowance doubtful accounts	$ 49	$ 52
Accrued expenses	7,847	5,451
Total current deferred tax assets	7,896	5,503
Less: valuation allowance	(580)	(166)
Current deferred tax assets, net	7,316	5,337
Non-current deferred tax assets
Net operating loss carry-forwards	6,581	2,718
Pre-operating expenses	1	3
Total non-current deferred tax assets	6,582	2,721
Less: valuation allowance	(5,344)	(1,724)
Non-current deferred tax assets, net	1,238	997
Non-current deferred tax liabilities
Acquired intangible assets	(112)	(1,147)
Total non-current deferred tax liabilities	$ (112)	$ (1,147)

Income Taxes (Reconciliation Of The Effective Tax Rates From 25% Statutory Tax Rates) (Detail)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	3.58%	5.99%	4.96%
Effect of differential tax rate other than tax holiday	0.11%	(0.83%)	(0.56%)
Effect of tax holiday	(23.99%)	(22.63%)	(23.43%)
Changes in valuation allowance	2.81%	(0.03%)	1.18%
Total provision for income taxes	7.51%	7.50%	7.15%

Net Income Per Share (Computation Of Basic And Diluted Net Income Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	$ 132,688	$ 101,774	$ 77,789
Net income available for future distribution	$ 132,688	$ 101,774	$ 77,789
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	154,627,784	153,253,065	150,952,249
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,244,657	2,818,768	3,879,384
Weighted average common shares outstanding used in computing diluted net income per share	156,872,441	156,071,833	154,831,633
Net income per share attributable to shareholders of the Company - basic	$ 0.86	$ 0.66	$ 0.52
Net income per share attributable to shareholders of the Company - diluted	$ 0.85	$ 0.65	$ 0.5

Net Income Per Share (Narrative) (Detail)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Earnings Per Share [Line Items]
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares	16,000,000
Common shares issued to employees and non-employees	13,112,619
Common shares reserved for future issuance excluded in computing basic and diluted net income per share	2,887,381
Employee stock options excluded from the dilutive share calculation	3,060,000	0	0

Related Party Transaction (Balances and Transaction with Related Parties) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2012
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	$ 1,449
Amounts due to related parties - current	164
Chairman And Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	1,449
Amounts due to related parties - current	164
Rental expense	$ 722

Related Party Transaction (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	$ 1,449
Amounts due to related parties - current	164
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Prepaid rent and deposit to a related party - non-current	1,400
Amounts due to related parties - current	$ 200

Commitments (Future Minimum Lease Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Operating Leased Assets [Line Items]
2013	$ 106,227
2014	96,411
2015	89,945
2016	65,005
2017	44,967
Thereafter	65,816
Operating Leases, Future Minimum Payments Due, Total	$ 468,371

Commitments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Operating Leased Assets [Line Items]
Rent expenses for cancelable and non-cancelable leases	$ 107,384	$ 73,509	$ 46,856

Commitments (Future Minimum Capital Commitments Under Non-Cancelable Construction Contracts) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Capital Lease Obligations [Line Items]
Capital commitment for the purchase of property and equipment	$ 1,266
Capital commitment for leasehold improvements	5,199
Total	$ 6,465

Segment Information (Schedule Of Segment Reporting Information, By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Segment Reporting Information [Line Items]
Net revenues	$ 771,718	$ 557,872	$ 386,307
Operating costs and expenses:
Cost of revenues	(304,027)	(222,625)	(147,261)
Selling and marketing	(115,151)	(82,797)	(58,396)
General and administrative	(235,743)	(155,412)	(103,336)
Unallocated corporate expenses	(72,494)	(43,475)	(38,653)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Loss on disposal of subsidiaries		(1,537)
Operating income	116,797	95,501	77,314
Segment assets	648,563	436,246	335,150
Unallocated corporate assets	480,254	427,124	261,270
Total assets	1,128,817	863,370	596,420
Language Training And Test Preparation Course [Member]
Segment Reporting Information [Line Items]
Net revenues	663,504	485,563	337,209
Operating costs and expenses:
Cost of revenues	(256,132)	(191,375)	(127,069)
Selling and marketing	(78,646)	(62,320)	(42,985)
General and administrative	(158,655)	(104,391)	(61,992)
Total operating costs and expenses	(493,433)	(358,086)	(232,046)
Operating income	170,071	127,477	105,163
Segment assets	436,403	312,198	229,900
Total assets	436,403	312,198	229,900
Primary And Secondary Education [Member]
Segment Reporting Information [Line Items]
Net revenues	17,757	13,766	9,860
Operating costs and expenses:
Cost of revenues	(8,160)	(6,398)	(5,532)
Selling and marketing	(1,335)	(637)	(211)
General and administrative	(5,532)	(4,145)	(2,720)
Total operating costs and expenses	(15,027)	(11,180)	(8,463)
Operating income	2,730	2,586	1,397
Segment assets	52,839	47,821	43,542
Total assets	52,839	47,821	43,542
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Net revenues	90,457	58,543	39,238
Operating costs and expenses:
Cost of revenues	(39,519)	(23,952)	(13,991)
Selling and marketing	(19,481)	(13,469)	(8,916)
General and administrative	(14,967)	(10,672)	(6,924)
Total operating costs and expenses	(73,967)	(48,093)	(29,831)
Operating income	16,490	10,450	9,407
Segment assets	159,321	76,227	61,708
Total assets	$ 159,321	$ 76,227	$ 61,708

Mainland China Contribution Plan (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contributions for employee benefits	$ 27,744	$ 16,865	$ 9,439

Statutory Reserve (Narrative) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Deducted from the general reserve to adjust for excess appropriations made in prior periods	$ 2,453
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	69,149	3,097	136
Development Fund [Member]
Appropriations to reserves	71,602
Development Fund [Member] | Prior Years [Member]
Appropriations to reserves	$ 57,377

Restricted Net Assets (Narrative) (Detail) (USD $)	May 31, 2012	May 31, 2011
Restricted Net Assets [Line Items]
Restricted net assets	$ 177,194	$ 159,253
Variable Interest Entities [Member] | Paid-in Capital and Statutory Reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	135,517	119,652
Wholly Owned Subsidiaries [Member] | Paid-in Capital and Statutory Reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 41,677	$ 39,601

Subsequent Events - Narratives (Detail) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 24, 2012 Minimum [Member]	Jul. 24, 2012 Maximum [Member]	Jul. 31, 2012 Elite Concept Holdings Limited [Member]
Subsequent Event [Line Items]
Assets and liabilities to be sold			$ 5,500
Exercise price of share option	$ 12.19	$ 22
Number of share options	2,295,000	3,060,000

Condensed Financial Information Of Parent Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Current assets:
Cash and cash equivalents	$ 428,261	$ 317,260	$ 281,104	$ 254,772
Total current assets	895,376	675,269
Long term investment	2,002	2
Total assets	1,128,817	863,370	596,420
Current liabilities:
Accrued expenses and other current liabilities	99,773	77,002
Amounts due to related parties	164
Total current liabilities	438,303	288,000
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Retained earnings	386,971	323,432
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	1,128,817	863,370
Parent Company [Member]
Current assets:
Cash and cash equivalents	62,994	53,887	51,728	67,903
Prepaid expense and other current assets	6,598	341
Amounts due from related parties	28,644	40,578
Total current assets	98,236	94,806
Long term investment	2,000
Investments in subsidiaries and VIE	645,675	480,503
Total assets	745,911	575,309
Current liabilities:
Accrued expenses and other current liabilities	3,447	330
Amounts due to related parties	2,062	756
Dividend payable	50,000
Total current liabilities	55,509	1,086
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Retained earnings	472,224	339,536
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	$ 745,911	$ 575,309

Condensed Financial Information Of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	May 31, 2012	May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,379,387	158,379,387
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	158,379,387	158,379,387
Common stock, shares outstanding	158,379,387	158,379,387

Condensed Financial Information Of Parent Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Operating costs and expenses:
General and administrative	$ (235,743)	$ (155,412)	$ (103,336)
Total operating costs and expenses	(654,921)	(462,371)	(308,993)
Operating income	116,797	95,501	77,314
Interest income	25,488	13,017	6,474
Net income	132,688	101,774	77,789
Parent Company [Member]
Operating costs and expenses:
General and administrative	24,477	15,413	16,520
Total operating costs and expenses	24,477	15,413	16,520
Operating income	(24,477)	(15,413)	(16,520)
Other income (expenses)	147		(250)
Interest income	422	241	98
Equity in earnings of subsidiaries and VIE	156,596	116,946	94,461
Net income	$ 132,688	$ 101,774	$ 77,789

Condensed Financial Information Of Parent Company Statement Of Equity And Comprehensive Income (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012		May 31, 2011	May 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 574,223		$ 427,578	$ 351,484
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	790		6,587	12,436
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				29,996	[1]
Profit appropriation	50,000	[2]
Comprehensive income:
Net income	132,688		101,539	77,562
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	690,402		574,223	427,578
Ending Balance, shares	158,379,387		158,379,387
Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,540		1,518	1,500
Beginning Balance, shares	158,379,387		155,379,387	153,004,707
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares			3,000,000	4,000,000
Issuance of ADS shares for the exercises of employee share options	2		13	28
Non-vested equity shares vested	(13)		(9)	(6)
Shares repurchase				16	[1]
Shares repurchase, shares				(1,625,320)	[1]
Comprehensive income:
Ending Balance	1,555		1,540	1,518
Ending Balance, shares	158,379,387		158,379,387	155,379,387
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	186,585		164,975	166,370
Issuance of ADS shares for the exercises of employee share options	788		6,574	12,408
Non-vested equity shares vested	13		9	6
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				29,980	[1]
Profit appropriation	50,000	[2]
Comprehensive income:
Ending Balance	161,485		186,585	164,975
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	323,432		224,755	147,102
Comprehensive income:
Net income	132,688		101,774	77,789
Ending Balance	386,971		323,432	224,755
Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	46,562		23,312	23,403
Comprehensive income:
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	55,138		46,562	23,312
Total Comprehensive Income [Member]
Comprehensive income:
Net income	132,688		101,539	77,562
Foreign currency translation adjustment	8,576		23,250	(91)
Total comprehensive income	141,264		124,789	77,471
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	574,223		427,567	351,246
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	790		6,587	12,436
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,996)
Profit appropriation	(50,000)
Comprehensive income:
Net income	132,688		101,774	77,789
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	690,402		574,223	427,567
Ending Balance, shares	158,379,387		158,379,387
Parent Company [Member] | Common Shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,540		1,518	1,500
Beginning Balance, shares	158,379,387		155,379,387	153,004,707
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares			3,000,000	4,000,000
Issuance of ADS shares for the exercises of employee share options	2		13	28
Non-vested equity shares vested	13		9	6
Shares repurchase				(16)
Shares repurchase, shares				(1,625,320)
Comprehensive income:
Ending Balance	1,555		1,540	1,518
Ending Balance, shares	158,379,387		158,379,387	155,379,387
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	186,585		164,975	166,370
Issuance of ADS shares for the exercises of employee share options	788		6,574	12,408
Non-vested equity shares vested	(13)		(9)	(6)
Share based compensation expense	24,125		15,045	16,183
Shares repurchase				(29,980)
Profit appropriation	(50,000)
Comprehensive income:
Ending Balance	161,485		186,585	164,975
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	339,536		237,762	159,973
Comprehensive income:
Net income	132,688		101,774	77,789
Ending Balance	472,224		339,536	237,762
Parent Company [Member] | Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	46,562		23,312	23,403
Comprehensive income:
Foreign currency translation adjustment	8,576		23,250	(91)
Ending Balance	55,138		46,562	23,312
Parent Company [Member] | Total Comprehensive Income [Member]
Comprehensive income:
Net income	132,688		101,774	77,789
Foreign currency translation adjustment	8,576		23,250	(91)
Total comprehensive income	$ 141,264		$ 125,024	$ 77,698

[1]	In July 2009, the Company's board of directors approved the repurchase of up to US$30,000 of ADSs during the period from August 5, 2009 through December 31, 2009, during which time 1,625,320 ADSs representing 1,625,320 common shares were repurchased for US$29,996. All repurchases were recorded at cost and all related shares were subsequently retired.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000 which was paid on September 29, 2012 to shareholders of record at the close of business on August 31, 2012.

Condensed Financial Information Of Parent Company Statements Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Cash flows from operating activities:
Net income	$ 132,688	$ 101,539	$ 77,562
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Share-based compensation expense	24,125	15,045	16,183
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(23,672)	(10,012)	(7,953)
Accrued expenses and other current liabilities	28,395	19,749	13,857
Amounts due from/to related parties	164	(14)	(88)
Net cash provided by (used in) operating activities	249,304	215,819	141,890
Cash flows from investing activities
Long term investment in Dajie.com	(2,000)
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	945	6,432	12,446
Cash paid for shares repurchase			(29,996)
Net cash used in financing activities	945	6,432	(17,550)
Net change in cash and cash equivalents	111,001	36,156	26,332
Beginning balance	317,260	281,104	254,772
Cash and cash equivalents at end of year	428,261	317,260	281,104
Parent Company [Member]
Cash flows from operating activities:
Net income	132,688	101,774	77,789
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries and VIE	(156,596)	(116,946)	(94,461)
Share-based compensation expense	24,125	15,045	16,183
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,412)	(31)	51
Accrued expenses and other current liabilities	3,117	303	(1,290)
Amounts due from/to related parties	(1,760)	(1,418)	1,613
Net cash provided by (used in) operating activities	(4,838)	(1,273)	(115)
Cash flows from investing activities
Long term investment in Dajie.com	(2,000)
Loan to related parties		(3,000)
Repayment from related parties	15,000		1,500
Net cash used in investing activities	13,000	(3,000)	1,500
Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	945	6,432	12,436
Cash paid for shares repurchase			(29,996)
Net cash used in financing activities	945	6,432	(17,560)
Net change in cash and cash equivalents	9,107	2,159	(16,175)
Beginning balance	53,887	51,728	67,903
Cash and cash equivalents at end of year	$ 62,994	$ 53,887	$ 51,728

Related Party Transactions (Related Party Balances) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Amount due to related parties:
New Oriental China	$ 164
Parent Company [Member]
Amount due from related parties:
Subtotal of amount due from related parties	28,644	40,578
Amount due to related parties:
New Oriental China	2,062	756
Parent Company [Member] | Beijing Judgment [Member]
Amount due from related parties:
Subtotal of amount due from related parties	7,328	16,474
Parent Company [Member] | Beijing Hewstone [Member]
Amount due from related parties:
Subtotal of amount due from related parties	2,807	5,862
Parent Company [Member] | Beijing Decision [Member]
Amount due from related parties:
Subtotal of amount due from related parties	4,271	7,341
Parent Company [Member] | Winner Park [Member]
Amount due from related parties:
Subtotal of amount due from related parties	10	8
Parent Company [Member] | Smart Shine [Member]
Amount due from related parties:
Subtotal of amount due from related parties	8,510	8,007
Parent Company [Member] | Elite Concept Holdings Limited [Member]
Amount due from related parties:
Subtotal of amount due from related parties	5,718	2,886
Parent Company [Member] | New Oriental China [Member]
Amount due to related parties:
New Oriental China	$ 2,062	$ 756